united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 1/31/19

Item 1. Reports to Stockholders.

Arrow DWA Balanced Fund

Arrow DWA Tactical Fund

Arrow Dynamic Income Fund

Arrow Managed Futures Strategy Fund

Semi-Annual Report

January 31, 2019

1-877-277-6933

Distributed by Archer Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.ArrowFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Arrow DWA Balanced Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2019

The Fund’s performance figures* for the periods ended January 31, 2019, as compared to its benchmarks:

						Annualized
			Annualized	Annualized	Annualized	Since Inception -
	Six Months	One Year	Three Year	Five Year	Ten Year	January 31, 2019
Arrow DWA Balanced Fund - Class A **	(4.73)%	(10.25)%	3.51%	1.79%	6.23%	4.04%
Arrow DWA Balanced Fund - Class A with load **	(10.19)%	(15.41)%	1.49%	0.60%	5.60%	3.55%
Arrow DWA Balanced Fund - Class C **	(5.18)%	(10.99)%	2.74%	1.02%	5.42%	3.26%
Arrow DWA Balanced Fund - Institutional Class Shares ***	(4.67)%	(10.05)%	3.75%	2.04%	N/A	3.66%
Bloomberg Barclays U.S. Aggregate Bond Index	2.71%	2.25%	1.95%	2.44%	3.68%	4.11%** / 2.29%***
S&P 500 Index	(3.00)%	(2.31)%	14.02%	10.96%	15.00%	8.47%** / 12.35%***
Morningstar Global Flexible Allocation EW Index	(3.31)%	(5.46)%	6.25%	2.85%	6.21%	3.42%** / 3.40%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. All total returns as indicated above are calculated using the traded Net Asset Value on January 31, 2019. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.86% for Class A shares, 2.61% for Class C shares and 1.61% for the Institutional Class shares per the December 1, 2018 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is August 7, 2006 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The Bloomberg Barclays U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion.

The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Morningstar Global Flexible Allocation EW Index offers exposure to all of the major asset classes globally, but does not have a specific target asset allocation, thus may invest in variable proportions of stocks, bond or cash.

Effective July 31, 2018, the Fund’s primary benchmarks changed from the S&P 500 Index and Barclays U.S. Aggregate Bond Index to the Morningstar Global Flexible Allocation EW Index to more closely align the Fund’s Principal Investment Strategies. The previous benchmarks provided exposure to the systematic returns and risk of the overall equity and bond markets, and the new benchmark is closely correlated to the risk and return characteristics of the Fund’s overall investment strategy.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds
Global	23.2%
Large-Cap	12.2%
Government	10.1%
Corporate	7.4%
Fixed Income Emerging Market	4.1%
Index Related	3.7%
Broad Market	1.7%
Common Stocks
Consumer Discretionary	5.7%
Technology	4.6%
Health Care	3.5%
Industrials	3.1%
Financials	3.0%
Consumer Staples	1.8%
Utilities	0.9%
Communications	0.4%
U.S. Treasury Bills	6.3%
Money Market Funds	3.1%
Other Assets Less Liabilities	5.2%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow DWA Tactical Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2019

The Fund’s performance figures* for the periods ended January 31, 2019, as compared to its benchmarks:

						Annualized
			Annualized	Annualized	Annualized	Since Inception -
	Six Months	One Year	Three Year	Five Year	Ten Year	January 31, 2019
Arrow DWA Tactical Fund - Class A **	(9.88)%	(12.64)%	5.01%	3.22%	7.57%	2.35%
Arrow DWA Tactical Fund - Class A with load **	(15.08)%	(17.68)%	2.94%	2.01%	6.92%	1.79%
Arrow DWA Tactical Fund - Class C **	(10.27)%	(13.28)%	4.24%	2.46%	6.77%	1.59%
Arrow DWA Tactical Fund - Institutional Class Shares ***	(9.74)%	(12.41)%	5.29%	3.49%	N/A	5.93%
S&P 500 Index	(3.00)%	(2.31)%	14.02%	10.96%	15.00%	8.66%** / 12.35%***
Bloomberg Barclays U.S. Aggregate Bond Index	2.71%	2.25%	1.95%	2.44%	3.68%	3.74%** / 2.29%***
Morningstar Global Flexible Allocation EW Index	(3.31)%	(5.46)%	6.25%	2.85%	6.21%	2.16%** / 3.40%***
Wilshire Liquid Alternative Global Macro Index	(2.73)%	(8.62)%	(1.71)%	0.03%	0.40%	(0.79)%** / (0.19)%***
PCM Global Macro Index	(1.40)%	2.25%	1.95%	2.44%	3.68%	4.63%** / (0.34)%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. All total returns as indicated above are calculated using the traded Net Asset Value on January 31, 2019. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.81% for Class A shares, 2.56% for Class C shares and 1.56% for the Institutional Class shares per the December 1, 2018 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is May 30, 2008 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Bloomberg Barclays U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion.

The Morningstar Global Flexible Allocation EW Index offers exposure to all of the major asset classes globally, but does not have a specific target asset allocation, thus may invest in variable proportions of stocks, bond or cash.

The Wilshire Liquid Alternative Global Macro Index measures the performance of the global macro strategy component of the Wilshire Liquid Alternative IndexSM. Global macro strategies predominantly invest in situations driven by the macro-economic environment across the capital structure as well as currencies and commodities. The Wilshire Liquid Alternative Global Macro Index (WLIQAGM) is designed to provide a broad measure of the liquid alternative global macro market.

The objective of the PCM Global Macro Index is total return through broad asset classes including global equities, fixed income, major currencies, precious metals, and commodity ETFs. By using inverse ETFs, PCM’s Risk Management Overlay may allow the capture of positive returns in periods of falling markets. The index may hold long and inverse (short) positions simultaneously. This creates a multi -directional strategy, making it possible to have gains when markets decline. This index may rotate on a monthly basis.

Effective July 31, 2018, the Fund’s primary benchmarks changed from the S&P 500 Index and Barclays U.S. Aggregate Bond Index to the PCM Global Macro Index to more closely align the Fund’s Principal Investment Strategies. The previous benchmarks provided exposure to the systematic returns and risk of the overall equity and bond markets, and the new benchmark is closely correlated to the risk and return characteristics of the Fund’s overall investment strategy.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds
Large-Cap	47.8%
Real Estate Investment Trust (REIT)	10.8%
Health Care	10.4%
Utilities	10.3%
Consumer Staples	9.8%
Conservative Allocation	0.1%
Money Market Fund	10.4%
Other Assets less Liabilities	0.4%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow Dynamic Income Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2019

The Fund’s performance figures* for the periods ended January 31, 2019, as compared to its benchmarks:

						Annualized
			Annualized	Annualized	Annualized	Since Inception -
	Six Months	One Year	Three Year	Five Year	Ten Year	January 31, 2019
Arrow Dynamic Income Fund - Class A **	(1.61)%	(1.39)%	2.95%	2.38%	0.82%	(0.38)%
Arrow Dynamic Income Fund - Class A with load **	(7.24)%	(7.12)%	0.95%	1.18%	0.23%	(0.91)%
Arrow Dynamic Income Fund - Class C **	(1.96)%	(2.04)%	2.17%	1.60%	0.06%	(1.12)%
Arrow Dynamic Income Fund - Institutional Class Shares ***	(1.59)%	(1.12)%	3.18%	2.62%	N/A	1.47%
Bloomberg Barclays U.S. Aggregate Bond Index	2.71%	2.25%	1.95%	2.44%	3.68%	3.84% **/ 2.29%***
Credit Suisse Fixed Income Arbitrage Hedge Fund Index	0.29%	1.32%	4.58%	3.37%	7.45%	3.46%** / 4.41%^
PCM Emerald Long/Short Debt HF Index	2.86%	(8.62)%	(1.71)%	0.03%	0.40%	3.68%** / (0.16)%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. All total returns as indicated above are calculated using the traded Net Asset Value on January 31, 2019. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.80% for Class A shares, 2.55% for Class C shares and 1.55% for the Institutional Class shares per the December 1, 2018 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is October 31, 2007 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

^	Since 4/1/12 (Only monthly returns are available, therefore not able to show data as of 3/21/12)

The Bloomberg Barclays U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion.

The Credit Suisse Fixed Income Arbitrage Hedge Fund Index is a subset of the Credit Suisse Hedge Fund IndexSM that measures the aggregate performance of dedicated short bias funds. Fixed income arbitrage funds typically attempt to generate profits by exploiting inefficiencies and price anomalies between related fixed income securities. Funds often seek to limit volatility by hedging out exposure to the market and interest rate risk. Strategies may include leveraging long and short positions in similar fixed income securities that are related either mathematically or economically. The sector includes credit yield curve relative value trading involving interest rate swaps, government securities and futures; volatility trading involving options; and mortgage-backed securities arbitrage (the mortgage-backed market is primarily U.S.-based and over-the-counter).

The PCM Emerald Long/Short Debt HF Index uses an approach selecting the ETFs based upon a multi-factor quantitative approach.

Effective July 31, 2018, the Fund’s primary benchmark changed from the Credit Suisse Fixed Income Arbitrage Hedge Fund Index to the PCM Emerald Long/Short Debt HF Index to more closely align the Fund’s Principal Investment Strategies. The previous benchmark provided exposure to the systematic returns and risk of a multi-alternative approach, and the new benchmark is closely correlated to the risk and return characteristics of the Fund’s overall investment strategy.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds
Conservative Allocation	30.7%
Corporate	16.4%
Corporate Bonds	42.1%
Money Market Fund	8.2%
Other Assets Less Liabilities	2.6%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2019

The Fund’s performance figures* for the periods ended January 31, 2019, as compared to its benchmarks:

					Annualized
			Annualized	Annualized	Since Inception-
	Six Months	One Year	Three Year	Five Year	January 31, 2019
Arrow Managed Futures Strategy Fund - Class A **	(11.06)%	(29.62)%	(5.79)%	(2.06)%	(2.77)%
Arrow Managed Futures Strategy Fund - Class A with load **	(16.12)%	(33.68)%	(7.63)%	(3.22)%	(3.42)%
Arrow Managed Futures Strategy Fund - Class C **	(11.32)%	(30.06)%	(6.41)%	(2.76)%	(3.46)%
Arrow Managed Futures Strategy Fund - Institutional Class Shares ***	(10.88)%	(29.36)%	(5.55)%	(1.85)%	(2.30)%
S&P 500 Index	(3.00)%	(2.31)%	14.02%	10.96%	12.19% ** / 12.35% ***
Bloomberg Barclays U.S. Aggregate Bond Index	2.71%	2.25%	1.95%	2.44%	3.09% ** / 2.29% ***
Barclay BTOP50 Index	(2.19)%	(9.09)%	(4.80)%	(0.04)%	(0.22)%** /(0.51)%***
Credit Suisse Managed Futures Liquid Index	0.05%	(13.64)%	(3.35)%	2.98%	1.25%** /1.47%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. All total returns as indicated above are calculated using the traded Net Asset Value on January 31, 2019. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.53% for Class A shares, 2.28% for Class C shares and 1.28% for the Institutional Class shares per the December 1, 2018 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is April 30, 2010 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Bloomberg Barclays U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion.

The Barclay BTOP50 Index (“BTOP50”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. To be included in the BTOP50, the following criteria must be met: program must be open for investment; manager must be willing to provide us daily returns; program must have at least two years of trading activity; program’s advisor must have at least three years of operating history; and the BTOP50’s portfolio will be equally weighted among the selected programs at the beginning of each calendar year and will be rebalanced annually.

The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Managed Futures strategy using a pre-defined quantitative methodology to invest in a range of asset classes including: equities, fixed income, commodities and currencies. The Managed Futures Liquid Index is also a factor within the Credit Suisse Global Strategies Liquid Index.

Effective July 31, 2018, the Fund’s primary benchmark changed from the Barclay BTOP50 Index to the Credit Suisse Managed Futures Liquid Index to more closely align the Fund’s Principal Investment Strategies. The previous benchmark provided exposure to the systematic returns and risk of a less liquid and narrow universe of CTA strategies, and the new benchmark is based on a liquid systematic CTA discipline that is closely correlated to the return characteristics of the Fund’s overall investment strategy.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Fund
Conservative Allocation	51.2%
U.S. Treasury Bill	43.5%
Money Market Fund	4.8%
Liabilities in Excess of Other Assets	0.5%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019

Shares		Value
	COMMON STOCKS - 23.0%
	AEROSPACE/DEFENSE - 0.9%
3,001	Arconic, Inc.	$56,479
135	Boeing Co.	52,059
305	General Dynamics Corp.	52,207
337	Harris Corp.	51,622
265	Huntington Ingalls Industries, Inc.	54,709
262	L3 Technologies, Inc.	51,583
189	Lockheed Martin Corp.	54,751
186	Northrop Grumman Corp.	51,252
318	Raytheon Co.	52,394
975	Textron, Inc.	51,899
135	TransDigm Group, Inc. *	52,785
438	United Technologies Corp.	51,715
		633,455
	APPAREL & TEXTILE PRODUCTS - 0.9%
7,701	Nike, Inc.	630,558

	COMMERCIAL SERVICES - 1.3%
1,677	Cintas Corp.	314,454
9,601	Robert Half International, Inc.	618,593
		933,047
	DISTRIBUTORS - CONSUMER STAPLES - 0.9%
9,951	Sysco Corp.	635,371

	DISTRIBUTORS - DISCRETIONARY - 0.4%
6,242	Copart, Inc. *	316,032

	ELECTRICAL EQUIPMENT - 0.4%
4,269	Keysight Technologies, Inc. *	315,991

	GAMING, LODGING & RESTAURANTS - 1.8%
2,180	Carnival Corp.	125,524
235	Chipotle Mexican Grill, Inc. *	124,458
1,180	Darden Restaurants, Inc. *	123,817
1,689	Hilton Worldwide Holdings, Inc.	125,797
1,102	Marriott International, Inc.	126,212
689	McDonald’s Corp.	123,179
2,462	Norwegian Cruise Line Holdings Ltd. *	126,621
1,035	Royal Caribbean Cruises Ltd.	124,252
1,837	Starbucks Corp.	125,173
1,340	Yum! Brands, Inc.	125,933
		1,250,966
	HARDWARE - 2.2%
595	Arista Networks, Inc. *	127,794
2,680	Cisco Systems, Inc.	126,737
784	F5 Networks, Inc. *	126,185
6,450	FLIR Systems, Inc.	315,276
9,058	Garmin Ltd.	626,632
4,846	Juniper Networks, Inc.	125,705
1,072	Motorola Solutions, Inc.	125,328
		1,573,657

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2019

Shares		Value
	HEALTH CARE FACILITIES & SERVICES - 1.9%
421	Anthem, Inc.	$127,563
962	Centene Corp. *	125,608
2,250	HCA Healthcare, Inc.	313,718
409	Humana, Inc.	126,377
701	IQVIA Holdings, Inc. *	90,436
463	UnitedHealth Group, Inc.	125,103
2,353	Universal Health Services, Inc.	311,843
454	WellCare Health Plans, Inc. *	125,522
		1,346,170
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
954	Cboe Global Markets, Inc.	88,980
496	CME Group, Inc.	90,411
1,173	Intercontinental Exchange, Inc.	90,039
1,031	Nasdaq, Inc.	90,769
		360,199
	INSURANCE - 0.9%
1,013	Aon PLC	158,261
2,147	Arthur J Gallagher & Co.	160,402
1,868	Marsh & McLennan Cos, Inc.	164,739
972	Willis Towers Watson PLC	158,232
		641,634
	MACHINERY - 0.9%
3,842	Deere & Co.	630,088

	MEDIA - 0.4%
86	Booking Holdings, Inc. *	157,622
1,310	Expedia, Inc.	156,218
		313,840
	MEDICAL EQUIPMENT & DEVICES - 1.6%
546	Abbott Laboratories	39,847
115	Abiomed, Inc. *	40,373
1,185	Agilent Technologies, Inc.	90,119
545	Baxter International, Inc.	39,507
159	Becton Dickinson and Co.	39,664
1,045	Boston Scientific Corp. *	39,867
359	Danaher Corp.	39,820
232	Edwards Lifesciences Corp. *	39,537
869	Hologic, Inc. *	38,584
188	IDEXX Laboratories, Inc. *	40,003
331	Illumina, Inc. *	92,610
77	Intuitive Surgical, Inc. *	40,320
445	Medtronic PLC	39,334
141	Mettler-Toledo International, Inc. *	89,981
991	PerkinElmer, Inc.	89,686
417	ResMed, Inc.	39,686
218	Stryker Corp.	38,710
143	Teleflex, Inc.	39,111
365	Thermo Fisher Scientific, Inc.	89,670
295	Varian Medical Systems, Inc. *	38,949
386	Waters Corp. *	89,251
361	Zimmer Biomet Holdings, Inc.	39,551
		1,174,180

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2019

Shares		Value
	REAL ESTATE - 0.9%
10,456	Duke Realty Corp.	$305,733
4,576	Prologis, Inc.	316,476
		622,209
	RETAIL - CONSUMER STAPLES - 0.9%
22,148	The Kroger Co.	627,453

	RETAIL - DISCRETIONARY - 1.3%
94	Amazon.com, Inc. *	161,561
4,591	eBay, Inc. *	154,487
1,718	Home Depot, Inc.	315,305
3,268	Lowe’s Cos, Inc.	314,251
		945,604
	SOFTWARE - 1.8%
322	Adobe, Inc. *	79,798
480	ANSYS, Inc. *	78,888
536	Autodesk, Inc. *	78,899
1,648	Cadence Design Systems, Inc. *	79,153
770	Citrix Systems, Inc.	78,956
1,666	Fortinet, Inc. *	127,566
365	Intuit, Inc.	78,774
1,089	Micro Focus International PLC	20,800
1,177	Microsoft Corp.	122,914
2,486	Oracle Corp.	124,872
709	Red Hat, Inc. *	126,089
525	salesforce.com, Inc. *	79,784
6,013	Symantec Corp.	126,393
846	Synopsys, Inc. *	78,974
		1,281,860
	SPECIALTY FINANCE - 0.7%
249	Alliance Data Systems Corp.	44,220
424	Fidelity National Information Services, Inc.	44,321
528	Fiserv, Inc. *	43,787
221	FleetCor Technologies, Inc. *	44,600
393	Global Payments, Inc.	44,126
336	Jack Henry & Associates, Inc.	44,873
219	MasterCard, Inc. - Class A	46,237
484	PayPal Holdings, Inc. *	42,960
495	Total System Services, Inc.	44,357
325	Visa, Inc. - Class A	43,878
2,442	The Western Union Co.	44,566
		487,925
	TECHNOLOGY SERVICES - 0.6%
321	Automatic Data Processing, Inc.	44,889
444	Broadridge Financial Solutions, Inc.	44,769
2,412	Conduent, Inc. *	30,753
571	Moody’s Corp.	90,509
549	MSCI, Inc.	93,478
628	Paychex, Inc.	44,462
473	S&P Global, Inc.	90,650
		439,510

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2019

Shares		Value
	TRANSPORTATION & LOGISTICS - 0.9%
2,360	CSX Corp.	$155,052
1,452	Kansas City Southern	153,549
929	Norfolk Southern Corp.	155,830
973	Union Pacific Corp.	154,775
		619,206
	UTILITIES - 0.9%
19,211	AES Corp.	314,868
7,789	NRG Energy, Inc.	318,648
		633,516

	TOTAL COMMON STOCKS (Cost $14,864,226)	16,412,471

	EXCHANGE TRADED FUNDS - 62.4%
	BROAD MARKET - 1.7%
45,000	Arrow QVM Equity Factor ETF #	1,186,929

	CORPORATE - 7.4%
22,622	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,638,178
30,691	iShares iBoxx $ High Yield Corporate Bond ETF	2,612,111
		5,250,289
	FIXED INCOME EMERGING MARKET - 4.1%
26,617	iShares JP Morgan USD Emerging Markets Bond ETF	2,898,059

	GLOBAL - 23.2%
510,000	Arrow DWA Country Rotation ETF # ##	13,724,100
54,497	Arrow Dogs of the World ETF #	2,826,939
		16,551,039
	GOVERNMENT- 10.1%
59,205	iShares 20+ Year Treasury Bond ETF	7,221,234

	INDEX RELATED - 3.7%
53,177	SPDR Bloomberg Barclays Convertible Securities ETF	2,687,034

	LARGE-CAP - 12.2%
34,544	Vanguard Growth ETF	5,067,259
34,448	Vanguard Value ETF	3,608,774
		8,676,033

	TOTAL EXCHANGE TRADED FUNDS (Cost $44,309,253)	44,470,617

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2019

Shares				Value
	SHORT-TERM INVESTMENTS - 9.4%
	MONEY MARKET FUNDS - 3.1%
397,089	Fidelity Institutional Money Market Fund - Government Portfolio - Class I to yield 2.06% ^			$397,089

1,828,471	Fidelity Institutional Money Market Fund - Government Portfolio - Class I to yield 2.24% ^ +			1,828,471
				2,225,560

Principal ($)		Coupon Rate (%)	Maturity	Value
	U.S. TREASURY BILL - 6.3%
4,500,000	United States Treasury Bill, to yield (a) +	0.000	6/20/2019	4,458,604

	TOTAL SHORT-TERM INVESTMENT (Cost $6,682,919)			6,684,164

	TOTAL INVESTMENTS - 94.8% (Cost $65,856,398)			$67,567,252
	OTHER ASSETS LESS LIABILITIES - 5.2%			3,664,695
	NET ASSETS - 100.0%			$71,231,947

*	Non-Income producing security.

^	Money market fund; interest rate reflects seven-day effective yield on January 31, 2019.

#	Affiliated Exchange Traded Fund

##	Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.

+	All or a portion of this investment is a holding of the ADWAB Fund Limited.

PLC - Public Limited Company

(a)	All or a portion of this security is pledged as collateral for swap agreements.

ADR - American Depositary Receipt

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2019

FUTURES CONTRACTS

Long				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
15	Goldman Sachs & Co. LLC	AUDUSD Currency Future	Mar-19	$1,090,500	$13,050
15	Goldman Sachs & Co. LLC	Canadian Dollar Future	Mar-19	1,143,675	24,895
37	Goldman Sachs & Co. LLC	Dollar Index Future	Mar-19	3,526,248	(58,712)
3	Goldman Sachs & Co. LLC	LME Aluminum Future ++	Oct-19	62,874	(10,668)
1	Goldman Sachs & Co. LLC	LME Copper Future ++	Feb-19	69,408	(19,538)
	Net Unrealized Loss from Open Long Future Contracts				$(50,973)

Short				Underlying Face	Unrealized
Contracts	Counterparty	Open Short Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
(9)	Goldman Sachs & Co. LLC	CHF Currency Future	Mar-19	$(1,135,575)	$8,663
(8)	Goldman Sachs & Co. LLC	Euro FX Currency Future	Mar-19	(1,148,650)	2,556
(3)	Goldman Sachs & Co. LLC	LME Aluminum Future ++	Oct-19	(285,912)	656
(1)	Goldman Sachs & Co. LLC	LME Copper Future ++	Feb-19	(69,408)	(2,737)
(5)	Goldman Sachs & Co. LLC	Swedish Krona Future	Mar-19	(1,108,800)	3,700
	Total Unrealized Gain from Open Short Future Contracts				$12,838

	Net Unrealized Loss from Open Long & Short Futures Contracts				$(38,135)

++	All of these contracts are holdings of the ADWAB Fund Limited.

^	All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2019

FINANCIAL INDEX SWAP

Notional Value at				Variable Rate		Unrealized
January 31,2019	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Appreciation
2,206,589	Dunn WMA Financial Index	Societe Generale, S.A.	0.45% on Notional below $50 million 0.40% on Notional between $50 and $100 million 0.35% on Notional between $100 and $150 million 0.30% on Notional greater than $150 million	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	Open-Ended Maturity	$42,066

Additional Information — Financial Index Swap Contract

The following table represents the top individual positions and related values within the financial index swap as of January 31, 2019

					Unrealized
Open Long Future					Appreciation/
Contracts	Description	Expiration	Counterparty	Weighted %	(Depreciation)
4	2 YR T-Note	Mar-19	Societe Generale	2.16%	$909
8	5 YR T-Note	Mar-19	Societe Generale	4.97%	2,092
15	Aussie 10 YR Bond	Mar-19	Societe Generale	-0.11%	(46)
75	Aussie 3 YR Bond	Mar-19	Societe Generale	2.50%	1,050
2	Cfe Vix	May-19	Societe Generale	-2.28%	(959)
121	Erx 2 Bund	Mar-19	Societe Generale	1.71%	720
39	Erx Bobl	Mar-19	Societe Generale	10.14%	4,264
125	Euribor	Dec-20	Societe Generale	20.77%	8,737
21	Euro Bund	Mar-19	Societe Generale	27.55%	11,591
7	Eurodollars	Dec-19	Societe Generale	3.10%	1,303
1	FTSE Index	Mar-19	Societe Generale	0.44%	184
8	Gilts	Mar-19	Societe Generale	8.41%	3,537
8	Japan Govt Bond Ose	Mar-19	Societe Generale	6.58%	2,769
18	Mexican Peso Cme	Mar-19	Societe Generale	-3.39%	(1,426)
0	Mini Dow	Mar-19	Societe Generale	0.07%	29
1	Sfe Spi 200	Mar-19	Societe Generale	-0.93%	(392)
70	Short Sterling	Dec-20	Societe Generale	11.96%	5,030
3	US T.Bond	Mar-19	Societe Generale	8.12%	3,414
					$42,806
Open Short Future
Contracts
(9)	Australian Dollar CME	Mar-19	Societe Generale	2.44%	1,026
(13)	British Pound CME	Mar-19	Societe Generale	1.40%	589
(9)	Cac Index	Feb-19	Societe Generale	-4.47%	(1,882)
(8)	Canadian Dollar CME	Mar-19	Societe Generale	0.51%	215
(2)	Cfe Vix	Mar-19	Societe Generale	2.82%	1,187
(2)	Cfe Vix	Feb-19	Societe Generale	3.58%	1,505
(1)	Dax Index	Mar-19	Societe Generale	0.09%	36
(1)	Emini Nasdaq	Mar-19	Societe Generale	-1.94%	(815)
(2)	Emini S&P	Mar-19	Societe Generale	-4.50%	(1,895)
(11)	Eur/Usd Cme	Mar-19	Societe Generale	16.04%	6,746
(7)	Euro_Stoxx50	Mar-19	Societe Generale	-1.00%	(421)
(1)	Hang Seng Index	Feb-19	Societe Generale	-4.94%	(2,078)
(10)	Japanese Yen Cme	Mar-19	Societe Generale	-0.67%	(281)
(1)	Osk Nikkei	Mar-19	Societe Generale	-2.22%	(934)
(15)	Swiss Franc Cme	Mar-19	Societe Generale	2.69%	1,133
(2)	Topix Index	Mar-19	Societe Generale	-4.62%	(1,943)
(5)	US 10 YR Notes	Mar-19	Societe Generale	-5.54%	(2,331)
					$(143)

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2019

COMMODITY INDEX SWAP ++

Notional Value at				Variable Rate		Unrealized
January 31,2019	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Depreciation
2,732,597	Dunn WMA Commodity Index	Societe Generale, S.A.	0.45% on Notional below $50 million 0.40% on Notional between $50 and $100 million 0.35% on Notional between $100 and $150 million 0.30% on Notional greater than $150 million	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	Open-Ended Maturity	$(7,576)
	Net Unrealized Appreciation on Swap Contracts					$34,490

++	All or a portion of these contracts are holdings of the ADWAB Fund Limited.

Additional Information — Commodity Index Swap Contract

The following table represents the top individual positions and related values within the commodity index swap as of January 31, 2019.

					Unrealized
Open Long Future					Appreciation/
Contracts	Description	Expiration	Counterparty	Weighted %	(Depreciation)
1	Bean Oil	Mar-19	Societe Generale	1.25%	$(95)
3	Gold Cmx	Apr-19	Societe Generale	-27.59%	2,090
6	Live Cattle	Apr-19	Societe Generale	53.39%	(4,045)
1	Natural Gas	Apr-19	Societe Generale	7.62%	(577)
2	Silver Cmx	Mar-19	Societe Generale	-22.80%	1,727
					$(900)
Open Short Future
Contracts
(2)	Beanmeal	Mar-19	Societe Generale	-2.86%	217
(2)	Brent Oil	Apr-19	Societe Generale	-16.14%	1,223
(1)	Cocoa NY	May-19	Societe Generale	-0.50%	38
(14)	Coffee NY	Mar-19	Societe Generale	256.20%	(19,410)
(11)	Corn	Mar-19	Societe Generale	-34.36%	2,603
(2)	Cotton	Mar-19	Societe Generale	0.63%	(48)
(1)	Crude Oil	Apr-19	Societe Generale	-4.21%	319
(2)	Gas Oil Ldn	Apr-19	Societe Generale	9.04%	(685)
(3)	Gasoline Blendstock	Apr-19	Societe Generale	-44.17%	3,346
(1)	Heating Oil	Apr-19	Societe Generale	-12.01%	910
(2)	Hi Gr. Copper	Mar-19	Societe Generale	13.15%	(996)
(18)	Kcbt Red Wheat	Mar-19	Societe Generale	-39.30%	2,977
(6)	Lean Hogs	Apr-19	Societe Generale	-57.21%	4,334
(3)	Soybeans	Mar-19	Societe Generale	-13.01%	986
(9)	Sugar NY	Mar-19	Societe Generale	26.97%	(2,043)
(5)	Wheat	Mar-19	Societe Generale	-1.15%	87
					$(6,142)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 89.2%
	CONSERVATIVE ALLOCATION - 0.1%
1,400	Arrow Reserve Capital Management ETF +	$140,161

	CONSUMER STAPLES - 9.8%
258,104	Consumer Staples Select Sector SPDR Fund	13,780,173

	HEALTH CARE - 10.4%
160,959	Health Care Select Sector SPDR Fund	14,594,153

	LARGE-CAP - 47.8%
540,243	Invesco Dividend Achievers ETF	14,148,964
265,254	Invesco S&P 500 Low Volatility ETF	13,172,514
155,902	iShares Edge MSCI USA Quality Factor ETF	12,953,897
149,356	SPDR S&P Dividend ETF	14,208,236
122,367	Vanguard Dividend Appreciation ETF	12,743,299
		67,226,910
	REAL ESTATE INVESTMENT TRUST (REIT) - 10.8%
143,710	iShares Cohen & Steers REIT ETF	15,213,141

	UTILITIES - 10.3%
262,817	Utilities Select Sector SPDR Fund	14,391,859

	TOTAL EXCHANGE TRADED FUNDS (Cost $124,997,667)	125,346,397

	SHORT-TERM INVESTMENT - 10.4%
	MONEY MARKET FUND - 10.4%
14,679,761	Fidelity Investments Money Market Fund - Government Portfolio - Class I to yield 2.24% * ++ (Cost $14,679,761)	14,679,761

	TOTAL INVESTMENTS - 99.6% (Cost $139,677,428)	$140,026,158
	OTHER ASSETS LESS LIABILITIES - 0.4%	520,314
	NET ASSETS - 100.0%	$140,546,472

*	Money market fund; interest rate reflects seven-day effective yield on January 31, 2019.

+	Affiliated Exchange Traded Fund

++	All or a portion of this investment is a holding of the ADWAT Fund Limited.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2019

FUTURES CONTRACTS

Long				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts +	Expiration	Amount at Value	Gain / (Loss)
154	Goldman Sachs & Co. LLC	Dollar Index Future	Mar-19	$14,676,816	$(247,934)
	Net Unrealized Loss from Open Long Futures Contracts				$(247,934)

+	All or a portion of this investment is a holding of the ADWAT Fund Limited.

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 42.1%
	AEROSPACE/DEFENSE - 4.0%
1,000,000	TransDigm, Inc., Series B	6.375	6/15/2026	$962,500

	AUTO PARTS MANUFACTURING - 1.7%
409,000	American Axle & Manufacturing, Inc.	6.625	10/15/2022	415,646

	CABLE & SATELLITE - 1.7%
500,000	Altice Luxembourg SA, 144A	7.625	2/15/2025	425,000

	CONSUMER PRODUCTS - 1.8%
500,000	Avon Products, Inc.	7.000	3/15/2023	450,000

	CONSUMER SERVICES - 4.0%
1,000,000	APX Group, Inc., Series B	8.750	12/1/2020	974,375

	EXPLORATION & PRODUCTION - 4.2%
216,000	Denbury Resources, Inc., 144A	9.250	3/31/2022	212,220
700,000	EP Energy LLC / Everest Acquisition Finance Inc., 144A	9.375	5/1/2024	372,750
500,000	MEG Energy Corp., 144A	7.000	3/31/2024	441,250
				1,026,220
	HEALTH CARE FACILITIES & SERVICES - 4.0%
500,000	Community Health Systems, Inc.	6.250	3/31/2023	477,500
500,000	Tenet Healthcare Corp.	6.750	6/15/2023	491,875
				969,375
	LIFE INSURANCE - 2.1%
500,000	Genworth Holdings, Inc.	7.625	9/24/2021	502,500

	METALS & MINING - 2.2%
500,000	Allegheny Technologies, Inc.	7.875	8/15/2023	533,125

	OIL & GAS SERVICES & EQUIPMENT - 1.7%
500,000	Noble Holding International Ltd.	7.950	4/1/2025	405,000

	POWER GENERATION - 4.3%
1,000,000	NRG Energy, Inc., 144A	6.625	1/15/2027	1,052,720

	PUBLISHING & BROADCASTING - 4.0%
500,000	CBS Radio, Inc., 144A	7.250	11/1/2024	471,250
500,000	Clear Channel Worldwide Holdings, Inc., Series B	7.625	3/15/2020	499,375
				970,625
	SOFTWARE & SERVICES - 2.2%
500,000	Solera Finance, Inc., 144A	10.500	3/1/2024	542,490

	TRAVEL & LODGING - 2.0%
500,000	Diamond Resorts International, Inc., 144A	7.750	9/1/2023	492,500

	TELECOMMUNICATIONS - 2.2%
500,000	Frontier Communications Corp.	7.625	4/15/2024	271,250

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	TELECOMMUNICATIONS (continued) - 2.2%
365,000	Windstream Services LLC	9.000	6/30/2025	$273,750

	TOTAL CORPORATE BONDS (Cost $11,162,688)			10,267,076

Shares
	EXCHANGE TRADED FUNDS - 47.1%
	CONSERVATIVE ALLOCATION - 30.7%
74,667	Arrow Reserve Capital Management ETF +			7,475,264

	CORPORATE - 16.4%
25,800	iShares iBoxx $ High Yield Corporate Bond ETF			2,195,838
32,000	VanEck Vectors Fallen Angel High Yield Bond ETF			902,720
37,499	VanEck Vectors International High Yield Bond ETF			904,851
				4,003,409

	TOTAL EXCHANGE TRADED FUNDS - (Cost $11,390,383)			11,478,673

	SHORT TERM INVESTMENT - 8.2%
	MONEY MARKET FUND - 8.2%
1,989,678	Fidelity Investments Money Market Funds Government Portfolio - Class I, to yield 2.06% ^ (Cost - $1,989,678)			1,989,678

	TOTAL INVESTMENTS - 97.4% (Cost $24,542,749)			$23,735,427
	OTHER ASSETS LESS LIABILITIES - 2.6%			623,772
	NET ASSETS - 100.0%			$24,359,199

^	Money market fund; interest rate reflects seven-day effective yield on January 31, 2019.

+	Affiliated Exchange Traded Fund

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At January 31, 2019, 144A securities amounted to $ 4,283,930 or 14.29% of net assets

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2019

FUTURES CONTRACT

Long				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
51	Goldman Sachs & Co. LLC	US Ultra Bond CBT	Mar-19	$8,217,375	$(43,031)
	Unrealized Loss from Short Futures Contracts				$(43,031)

CREDIT DEFAULT SWAP CONTRACT ^
Notional Value at			Fixed Rate		Unrealized
January 31, 2019 (3)	Description	Counterparty	Received	Maturity Date	Depreciation (2)
5,390,000	Exchange Traded Credit Default Swap to Sell Protection (1) - CDX.NA.HY.31 Index	Goldman Sachs	5.00% of the Notional Value	12/20/2023	(41,267)

	Net Unrealized Depreciation on Swap Contracts				$(41,267)

^	All collateral for open future/swap contracts consists of cash included as Deposits with brokers on the Statement of Assets and Liabilities.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(2)	Consists of premium paid of $317,729 and current asset value of $358,996. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019

Shares				Value
	EXCHANGE TRADED FUND - 51.2%
	CONSERVATIVE ALLOCATION - 51.2%
453,910	Arrow Reserve Capital Management ETF + (Cost $45,474,560)			$45,443,222

	SHORT-TERM INVESTMENTS - 48.3%
	MONEY MARKET FUND - 4.8%
4,306,232	Fidelity Investments Money Market Fund - Government Portfolio - Class I to yield 2.06% ** ++			4,306,232

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. TREASURY BILL - 43.5% ^
39,000,000	United States Treasury Bill (a)	0.000 *	6/20/2019	38,641,235

	TOTAL SHORT-TERM INVESTMENTS (Cost $42,942,239)			42,947,467

	TOTAL INVESTMENTS - 99.5% (Cost $88,416,799)			$88,390,689
	OTHER ASSETS LESS LIABILITIES - 0.5%			429,398
	NET ASSETS - 100.0%			$88,820,087

^	Zero Coupon Bonds

*	Interest rate represents discount rate at time of purchase.

**	Money market fund; interest rate reflects seven-day effective yield on January 31, 2019.

+	Affiliated Exchange Traded Fund

++	All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the “MFT Fund”).

(a)	Pledged as collateral for swap agreements.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2019

FINANCIAL INDEX SWAP

Notional Value at				Variable Rate		Unrealized
January 31, 2019	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Appreciation
40,123,480	Dunn WMA Financials Index	Societe Generale, S.A.	0.45% on Notional below $50 million 0.40% on Notional between $50 and $100 million 0.35% on Notional between $100 and $150 million 0.30% on Notional greater than $150 million	Investment returns of the financial component of the WMA program of Dunn Capital Management, LLC.	Open-Ended Maturity	$765,163

The following table represents the top individual positions and related values within the financial index swap as of January 31, 2019.

					Unrealized
Open Long Future					Appreciation/
Contracts	Description	Expiration	Counterparty	Weighted %	(Depreciation)
68	2 YR T-Note	Mar-19	Societe Generale	2.16%	$16,529
143	5 YR T-Note	Mar-19	Societe Generale	4.97%	38,033
270	Aussie 10 YR Bond	Mar-19	Societe Generale	-0.11%	(837)
1,369	Aussie 3 YR Bond	Mar-19	Societe Generale	2.49%	19,087
44	Cfe Vix	May-19	Societe Generale	-2.28%	(17,441)
2,208	Erx 2 Bund	Mar-19	Societe Generale	1.71%	13,086
706	Erx Bobl	Mar-19	Societe Generale	10.13%	77,535
2,277	Euribor	Dec-20	Societe Generale	20.76%	158,874
385	Euro Bund	Mar-19	Societe Generale	27.54%	210,764
118	Eurodollars	Dec-19	Societe Generale	3.10%	23,697
9	FTSE Index	Mar-19	Societe Generale	0.44%	3,351
153	Gilts	Mar-19	Societe Generale	8.41%	64,313
137	Japan Govt Bond Ose	Mar-19	Societe Generale	6.58%	50,348
336	Mexican Peso Cme	Mar-19	Societe Generale	-3.39%	(25,919)
5	Mini Dow	Mar-19	Societe Generale	0.07%	538
17	Sfe Spi 200	Mar-19	Societe Generale	-0.93%	(7,135)
1,271	Short Sterling	Dec-20	Societe Generale	11.95%	91,458
64	US T.Bond	Mar-19	Societe Generale	8.11%	62,080
					$778,361

Open Short Future
(170)	Australian Dollar CME	Mar-19	Societe Generale	2.44%	$18,648
(245)	British Pound CME	Mar-19	Societe Generale	1.40%	10,716
(171)	Cac Index	Feb-19	Societe Generale	-4.47%	(34,223)
(143)	Canadian Dollar CME	Mar-19	Societe Generale	0.51%	3,910
(38)	Cfe Vix	Mar-19	Societe Generale	2.82%	21,593
(32)	Cfe Vix	Feb-19	Societe Generale	3.58%	27,370
(10)	Dax Index	Mar-19	Societe Generale	0.09%	661
(9)	Emini Nasdaq	Mar-19	Societe Generale	-1.94%	(14,826)
(31)	Emini S&P	Mar-19	Societe Generale	-4.50%	(34,456)
(192)	Eur/Usd Cme	Mar-19	Societe Generale	16.03%	122,666
(129)	Euro_Stoxx50	Mar-19	Societe Generale	-1.00%	(7,654)
(14)	Hang Seng Index	Feb-19	Societe Generale	-4.94%	(37,783)
(188)	Japanese Yen Cme	Mar-19	Societe Generale	-0.67%	(5,104)
(13)	Osk Nikkei	Mar-19	Societe Generale	-2.22%	(16,989)
(271)	Swiss Franc Cme	Mar-19	Societe Generale	2.69%	20,595
(38)	Topix Index	Mar-19	Societe Generale	-4.62%	(35,326)
(89)	US 10 YR Notes	Mar-19	Societe Generale	-5.54%	(42,393)
					$(2,595)

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2019

COMMODITY INDEX SWAP ++

Notional Value at				Variable Rate		Unrealized
January 31, 2019	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Depreciation
48,891,621	Dunn WMA Commodity Index	Societe Generale, S.A.	0.45% on Notional below $50 million 0.40% on Notional between $50 and $100 million 0.35% on Notional between $100 and $150 million 0.30% on Notional greater than $150 million	Investment returns of the commodity component of the WMA program of Dunn Capital Management, LLC.	Open-Ended Maturity	$(135,184)

	Total Net Unrealized Appreciation on Swap Contract					$629,979

The following table represents the top 50 individual positions and related values within the commodity index swap as of January 31, 2019.

					Unrealized
Open Long Future					Appreciation/
Contracts	Description	Expiration	Counterparty	Weighted %	(Depreciation)
11	Bean Oil	Mar-19	Societe Generale	1.26%	$(1,705)
49	Gold Cmx	Apr-19	Societe Generale	-27.66%	37,394
103	Live Cattle	Apr-19	Societe Generale	53.53%	(72,370)
24	Natural Gas	Apr-19	Societe Generale	7.63%	(10,316)
43	Silver Cmx	Mar-19	Societe Generale	-22.86%	30,898
					$(16,099)

Open Short Future
Contracts
(35)	Beanmeal	Mar-19	Societe Generale	-2.87%	3,876
(31)	Brent Oil	Apr-19	Societe Generale	-16.18%	21,877
(15)	Cocoa NY	May-19	Societe Generale	-0.50%	677
(244)	Coffee NY	Mar-19	Societe Generale	256.90%	(347,286)
(196)	Corn	Mar-19	Societe Generale	-34.45%	46,571
(31)	Cotton	Mar-19	Societe Generale	0.64%	(864)
(13)	Crude Oil	Apr-19	Societe Generale	-4.22%	5,701
(35)	Gas Oil Ldn	Apr-19	Societe Generale	9.07%	(12,264)
(55)	Gasoline Blendstock	Apr-19	Societe Generale	-44.29%	59,874
(20)	Heating Oil	Apr-19	Societe Generale	-12.05%	16,289
(41)	Hi Gr. Copper	Mar-19	Societe Generale	13.18%	(17,823)
(328)	Kcbt Red Wheat	Mar-19	Societe Generale	-39.40%	53,257
(98)	Lean Hogs	Apr-19	Societe Generale	-57.36%	77,545
(63)	Soybeans	Mar-19	Societe Generale	-13.05%	17,644
(164)	Sugar NY	Mar-19	Societe Generale	27.02%	(36,529)
(96)	Wheat	Mar-19	Societe Generale	-1.15%	1,554
					$(109,901)

See accompanying notes to consolidated financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2019

				Arrow Managed
	Arrow DWA	Arrow DWA	Arrow	Futures Strategy
	Balanced Fund	Tactical Fund	Dynamic	Fund
	(Consolidated)	(Consolidated)	Income Fund	(Consolidated)
ASSETS
Investment securities:
Unaffiliated companies, At cost	$47,009,600	$139,537,268	$17,072,338	$42,942,239
Affiliated companies, At cost	18,846,798	140,160	7,470,411	45,474,560
Investments, At cost	$65,856,398	$139,677,428	$24,542,749	$88,416,799
Unaffiliated companies, At value	$49,829,284	$139,885,997	$16,260,163	$42,947,467
Affiliated companies, At value	17,737,968	140,161	7,475,264	45,443,222
Investments, At value	$67,567,252	$140,026,158	$23,735,427	$88,390,689
Deposits with brokers	740,409	721,714	543,766	—
Unrealized appreciation on swap contracts	42,066	—	—	765,163
Receivable for Fund shares sold	—	83,035	120	17,389
Receivable for securities sold	4,526,541	1,413,708	—	—
Dividends and interest receivable	15,281	28,935	230,827	7,751
Prepaid expenses and other assets	21,762	24,715	25,991	30,830
TOTAL ASSETS	72,913,311	142,298,265	24,536,131	89,211,822

LIABILITIES
Payable for investments purchased	1,378,573	—	—	—
Payable for Fund shares repurchased	114,885	1,264,617	21,172	121,183
Variation margin - due to broker	38,135	247,934	43,031	—
Unrealized depreciation on swap contracts	7,576	—	41,267	135,184
Investment advisory fees payable	57,164	117,402	17,337	62,608
Distribution (12b-1) fees payable	26,911	33,430	360	8,243
Accrued expenses and other liabilities	50,810	79,764	43,843	50,788
Payable to related parties	7,310	8,646	9,922	13,729
TOTAL LIABILITIES	1,681,364	1,751,793	176,932	391,735
NET ASSETS	$71,231,947	$140,546,472	$24,359,199	$88,820,087

Net Assets Consist Of:
Paid in capital	$69,409,574	$140,013,458	$25,386,411	$105,938,714
Accumulated Earnings (Deficit)	1,822,373	533,014	(1,027,212)	(17,118,627)
NET ASSETS	$71,231,947	$140,546,472	$24,359,199	$88,820,087

See accompanying notes to consolidated financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
January 31, 2019

				Arrow
				Managed
	Arrow DWA	Arrow DWA	Arrow	Futures Strategy
	Balanced Fund	Tactical Fund	Dynamic	Fund
	(Consolidated)	(Consolidated)	Income Fund	(Consolidated)
Net Asset Value Per Share:
Class A Shares:
Net Assets	$26,007,847	$28,052,006	$1,751,091	$17,672,286
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,320,630	3,000,305	227,545	2,814,278
Net asset value (Net assets ÷ Shares outstanding), and redemption price per share (a)	$11.21	$9.35	$7.70	$6.28
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$11.89	$9.92	$8.17	$6.66

Class C Shares:
Net Assets	$33,203,018	$37,116,164	$1,466,602	$4,053,867
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,219,346	4,272,322	200,742	674,897
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$10.31	$8.69	$7.31	$6.01

Institutional Class Shares:
Net Assets	$12,021,082	$75,378,302	$21,141,506	$67,093,934
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,055,170	8,014,351	2,721,151	10,589,130
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$11.39	$9.41	$7.77	$6.34

(a)	For each of the Funds, except Arrow Dynamic Income Fund, redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

(b)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

(c)	The NAV shown above differs from the traded NAV on July 31, 2018 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to consolidated financial statements.

The Arrow Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2019

				Arrow Managed
	Arrow DWA	Arrow DWA	Arrow	Futures Strategy
	Balanced Fund	Tactical Fund	Dynamic	Fund
	(Consolidated)	(Consolidated)	Income Fund	(Consolidated)
INVESTMENT INCOME
Dividends from unaffiliated companies	$465,965	$1,050,082	$93,909	$4
Dividends from affiliated companies	322,046	1,595	126,285	597,181
Interest	121,753	240,036	461,454	531,976
TOTAL INVESTMENT INCOME	909,764	1,291,713	681,648	1,129,161

EXPENSES
Investment advisory fees	411,694	816,699	109,727	438,224
Distribution (12b-1) fees, Class C	191,530	214,093	7,771	24,777
Distribution (12b-1) fees, Class A	40,955	44,380	2,741	29,006
Administrative services fees	36,438	58,924	15,801	44,292
Third Party Administrative Servicing Fees	35,714	56,083	8,875	22,921
Registration fees	30,961	29,404	29,308	30,213
Transfer agent fees	17,597	30,316	14,630	21,096
Professional fees	17,329	18,786	17,160	20,006
Accounting services fees	15,686	28,651	6,116	19,465
Printing and postage expenses	9,753	14,630	5,853	8,843
Custodian fees	9,414	10,534	4,809	9,914
Trustees’ fees and expenses	3,120	3,120	3,120	3,120
Compliance officer fees	2,483	4,831	796	2,926
Insurance expense	1,707	2,926	1,022	2,640
Other expenses	1,036	1,116	1,364	1,178
TOTAL EXPENSES	825,417	1,334,493	229,093	678,621
Less: Fees waived	(4,929)	(269)	(5,548)	(21,989)
NET EXPENSES	820,488	1,334,224	223,545	656,632

NET INVESTMENT INCOME (LOSS)	89,276	(42,511)	458,103	472,529

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain/(loss) from:
Security transactions, unaffiliated companies	1,675,587	7,601,282	(85,510)	(1,078)
Security transactions, affiliated companies	(406,144)	—	(6,712)	(27,572)
Futures contracts	(446,477)	(7,984,653)	4,544	—
Swap contracts	(1,183,786)	—	(183,296)	(12,748,193)
	(360,820)	(383,371)	(270,974)	(12,776,843)
Net change in unrealized appreciation/(depreciation) of:
Securities and foreign currency translations, Securities, unaffiliated companies	(3,715,756)	(17,982,155)	(490,713)	7,434
Securities, affiliated companies	(691,785)	(119)	(15,378)	(36,222)
Futures contracts	1,193	1,151,651	(21,843)	—
Swap contracts	58,010	—	(85,031)	1,010,850
	(4,348,338)	(16,830,623)	(612,965)	982,062
NET REALIZED AND UNREALIZED LOSS	(4,709,158)	(17,213,994)	(883,939)	(11,794,781)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,619,882)	$(17,256,505)	$(425,836)	$(11,322,252)

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2019 (Unaudited)	July 31, 2018
FROM OPERATIONS
Net investment income (loss)	$89,276	$(132,622)
Net realized gain (loss) from securities, futures transactions, and swap contracts	(360,820)	7,894,019
Net change in unrealized depreciation of securities, futures contracts and swap contracts	(4,348,338)	(1,672,614)
Net increase/(decrease) in net assets resulting from operations	(4,619,882)	6,088,783

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(3,015,708)
Class C	—	(3,691,110)
Institutional Class	—	(917,851)
Total Distributions Paid: *
Class A	(2,149,514)	—
Class C	(3,046,460)	—
Institutional Class	(1,046,865)	—
Net decrease in net assets from distributions to shareholders	(6,242,839)	(7,624,669)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	793,843	1,749,393
Class C	426,030	474,567
Institutional Class	6,029,967	2,503,061
Net asset value of shares issued in reinvestment of distributions:
Class A	1,888,758	2,638,498
Class C	2,768,528	3,362,624
Institutional Class	977,486	772,042
Redemption fee proceeds:
Class A	23	18
Class C	18	13
Institutional Class	8	—
Payments for shares redeemed:
Class A	(10,855,225)	(13,054,111)
Class C	(7,556,285)	(15,033,115)
Institutional Class	(4,233,453)	(7,155,407)
Net decrease in net assets from shares of beneficial interest	(9,760,302)	(23,742,417)

TOTAL DECREASE IN NET ASSETS	(20,623,023)	(25,278,303)

NET ASSETS
Beginning of Period	91,854,970	117,133,273
End of Period **	$71,231,947	$91,854,970

*	Distributions from net investment income and net realized capital gains are combined for the six months ended January 31, 2019. See “Recent Accounting Pronouncements and Reporting Updates” in the Notes to Financial Statements for more information. The distributions to shareholders for the year ended July 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Year includes accumulated net investment loss $81,542 as of July 31, 2018.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2019 (Unaudited)	July 31, 2018

SHARE ACTIVITY - Class A
Shares Sold	64,326	133,259
Shares Reinvested	178,185	204,693
Shares Redeemed	(900,147)	(993,858)
Net decrease in shares of beneficial interest outstanding	(657,636)	(655,906)

SHARE ACTIVITY - Class C
Shares Sold	40,263	38,730
Shares Reinvested	283,661	279,056
Shares Redeemed	(690,188)	(1,222,258)
Net decrease in shares of beneficial interest outstanding	(366,264)	(904,472)

SHARE ACTIVITY - Institutional Class
Shares Sold	494,498	189,249
Shares Reinvested	90,760	59,160
Shares Redeemed	(357,889)	(537,349)
Net decrease in shares of beneficial interest outstanding	227,369	(288,940)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2019 (Unaudited)	July 31, 2018
FROM OPERATIONS
Net investment loss	$(42,511)	$(193,606)
Net realized gain (loss) from security and futures transactions	(383,371)	13,159,703
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	(16,830,623)	5,029,604
Net increase/(decrease) in net assets resulting from operations	(17,256,505)	17,995,701

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(38,623)
Institutional Class	—	(344,314)
From net realized gains:
Class A	—	(3,401,605)
Class C	—	(4,800,393)
Institutional Class	—	(8,283,698)
Total Distributions Paid: *
Class A	(1,031,750)	—
Class C	(1,433,029)	—
Institutional Class	(2,664,621)	—
Net decrease in net assets from distributions to shareholders	(5,129,400)	(16,868,633)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,259,768	4,889,364
Class C	1,121,702	2,211,462
Institutional Class	9,977,629	15,813,770
Net asset value of shares issued in reinvestment of distributions:
Class A	897,131	3,096,194
Class C	1,361,860	4,443,822
Institutional Class	2,594,141	8,139,489
Redemption fee proceeds:
Class A	1	166
Class C	6	1
Institutional Class	275	566
Payments for shares redeemed:
Class A	(9,180,650)	(9,248,507)
Class C	(5,815,597)	(12,689,479)
Institutional Class	(15,790,089)	(28,763,344)
Net decrease in net assets from shares of beneficial interest	(12,573,823)	(12,106,496)

TOTAL DECREASE IN NET ASSETS	(34,959,728)	(10,979,428)

NET ASSETS
Beginning of Period	175,506,200	186,485,628
End of Period **	$140,546,472	$175,506,200

*	Distributions from net investment income and net realized capital gains are combined for the six months ended January 31, 2019. See “Recent Accounting Pronouncements and Reporting Updates” in the Notes to Financial Statements for more information. The distributions to shareholders for the year ended July 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Year includes accumulated net investment loss $649,886 as of July 31, 2018.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2019 (Unaudited)	July 31, 2018
SHARE ACTIVITY - Class A
Shares Sold	205,297	451,054
Shares Reinvested	101,716	295,157
Shares Redeemed	(927,533)	(848,630)
Net decrease in shares of beneficial interest outstanding	(620,520)	(102,419)

SHARE ACTIVITY - Class C
Shares Sold	116,232	219,111
Shares Reinvested	166,081	450,692
Shares Redeemed	(626,178)	(1,253,666)
Net decrease in shares of beneficial interest outstanding	(343,865)	(583,863)

SHARE ACTIVITY - Institutional Class
Shares Sold	995,681	1,453,574
Shares Reinvested	292,462	772,981
Shares Redeemed	(1,589,224)	(2,651,983)
Net decrease in shares of beneficial interest outstanding	(301,081)	(425,428)

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2019 (Unaudited)	July 31, 2018
FROM OPERATIONS
Net investment income	$458,103	$1,178,604
Net realized gain (loss) from security transactions, futures contracts and swap contracts	(270,974)	2,851,732
Net change in unrealized depreciation of securities, foreign currency translations, futures contracts and swap contracts	(612,965)	(5,280,609)
Net decrease in net assets resulting from operations	(425,836)	(1,250,273)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(85,562)
Class C	—	(38,438)
Institutional Class	—	(906,391)
From net realized gains:
Class A	—	(268,508)
Class C	—	(152,204)
Institutional Class	—	(2,444,348)
From return of capital:
Class A	—	(54,303)
Class C	—	(12,305)
Institutional Class	—	(343,544)
Total Distributions Paid: *
Class A	(21,325)	—
Class C	(11,077)	—
Institutional Class	(267,743)	—
Net decrease in net assets from distributions to shareholders	(300,145)	(4,305,603)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	348,099	8,346,940
Class C	65,339	1,351,692
Institutional Class	1,802,700	10,551,554
Net asset value of shares issued in reinvestment of distributions:
Class A	16,469	326,601
Class C	10,858	196,413
Class I	262,641	3,287,678
Payments for shares redeemed:
Class A	(1,091,487)	(14,705,167)
Class C	(172,035)	(2,204,994)
Institutional Class	(6,421,557)	(93,595,583)
Net decrease in net assets from shares of beneficial interest	(5,178,973)	(86,444,866)

TOTAL DECREASE IN NET ASSETS	(5,904,954)	(92,000,742)

NET ASSETS
Beginning of Period	30,264,153	122,264,895
End of Period **	$24,359,199	$30,264,153

*	Distributions from net investment income and net realized capital gains are combined for the six months ended January 31, 2019. See “Recent Accounting Pronouncements and Reporting Updates” in the Notes to Financial Statements for more information. The distributions to shareholders for the year ended July 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Year includes accumulated net investment loss $43,764 as of July 31, 2018.

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2019 (Unaudited)	July 31, 2018
SHARE ACTIVITY - Class A
Shares Sold	43,634	1,028,928
Shares Reinvested	2,091	40,955
Shares Redeemed	(138,524)	(1,780,966)
Net decrease in shares of beneficial interest outstanding	(92,799)	(711,083)

SHARE ACTIVITY - Class C
Shares Sold	8,701	177,867
Shares Reinvested	1,450	25,953
Shares Redeemed	(22,857)	(289,358)
Net (decrease) in shares of beneficial interest outstanding	(12,706)	(85,538)

SHARE ACTIVITY - Institutional Class
Shares Sold	226,458	1,255,177
Shares Reinvested	33,077	407,300
Shares Redeemed	(819,455)	(10,853,937)
Net decrease in shares of beneficial interest outstanding	(559,920)	(9,191,460)

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2019 (Unaudited)	July 31, 2018
FROM OPERATIONS
Net investment income	$472,529	$25,134
Net realized gain/(loss) from security transactions, futures contracts and swap contracts	(12,776,843)	12,492,579
Net change in unrealized appreciation/(depreciation) of securities, future contracts and swap contracts	982,062	(125,233)
Net increase (decrease) in net assets resulting from operations	(11,322,252)	12,392,480

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(1,463,705)
Class C	—	(123,448)
Class I	—	(1,737,914)
Total Distributions Paid: *
Class A	(1,500,262)	—
Class C	(318,882)	—
Class I	(5,662,601)	—
Net decrease in net assets from distributions to shareholders	(7,481,745)	(3,325,067)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	7,054,632	27,213,550
Class C	332,659	3,188,115
Institutional Class	9,984,147	35,667,958
Net asset value of shares issued in reinvestment of distributions:
Class A	1,302,050	1,297,390
Class C	310,499	104,877
Class I	5,499,462	1,672,441
Redemption fee proceeds:
Class A	545	12,484
Class C	—	119
Institutional Class	492	924
Payments for shares redeemed:
Class A	(12,274,583)	(56,745,374)
Class C	(1,306,809)	(3,151,857)
Institutional Class	(14,092,033)	(30,080,475)
Net decrease in net assets from shares of beneficial interest	(3,188,939)	(20,819,848)

TOTAL DECREASE IN NET ASSETS	(21,992,936)	(11,752,435)

NET ASSETS
Beginning of Period	110,813,023	122,565,458
End of Period **	$88,820,087	$110,813,023

*	Distributions from net investment income and net realized capital gains are combined for the six months ended January 31, 2019. See “Recent Accounting Pronouncements and Reporting Updates” in the Notes to Financial Statements for more information. The distributions to shareholders for the year ended July 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Year includes accumulated net investment income $3,013,289 as of July 31, 2018.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2019 (Unaudited)	July 31, 2018
SHARE ACTIVITY - Class A
Shares Sold	1,092,316	3,368,380
Shares Reinvested	202,812	149,469
Shares Redeemed	(1,819,028)	(7,058,024)
Net (decrease) in shares of beneficial interest outstanding	(523,900)	(3,540,175)

SHARE ACTIVITY - Class C
Shares Sold	49,281	408,921
Shares Reinvested	50,488	12,590
Shares Redeemed	(195,453)	(413,046)
Net increase/(decrease) in shares of beneficial interest outstanding	(95,684)	8,465

SHARE ACTIVITY - Institutional Class
Shares Sold	1,493,209	4,477,114
Shares Reinvested	849,994	190,483
Shares Redeemed	(2,094,595)	(3,560,693)
Net increase in shares of beneficial interest outstanding	248,608	1,106,904

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2019		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.84		$13.03	$12.88	$13.59	$14.65	$13.75
Activity from investment operations:
Net investment income (1)	0.03		0.03	0.02	0.01	0.02	0.08
Net realized and unrealized gain (loss) on investments	(0.69)		0.71	0.13 (6)	(0.02)	0.67	0.82
Total from investment operations	(0.66)		0.74	0.15	(0.01)	0.69	0.90
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—		—	—	—	(0.09)	—
Net realized gains	(0.97)		(0.93)	—	(0.70)	(1.66)	—
Total distributions	(0.97)		(0.93)	—	(0.70)	(1.75)	—
Net asset value, end of period	$11.21		$12.84	$13.03	$12.88	$13.59	$14.65
Total return (2)	(4.73	)% (9)	5.69%	1.16%	0.12%	4.89%	6.55%
Net assets, end of period (000s)	$26,008		$38,242	$47,343	$69,000	$96,648	$126,734
Ratio of gross expenses to average net assets (4)(7)	1.69	% (8)	1.60%	1.56%	1.55%	1.51%	1.54%
Ratio of net expenses to average net assets (4)	1.68	% (8)	1.57%	1.51%	1.55%	1.51%	1.54%
Ratio of net investment income to average net assets (4)(5)	0.44	% (8)	0.19%	0.17%	0.70%	0.17%	0.52%
Portfolio Turnover Rate	79	% (9)	115%	169%	84%	100%	106%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2019		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.95		$12.27	$12.22	$13.03	$14.11	$13.34
Activity from investment operations:
Net investment loss (1)	(0.01)		(0.07)	(0.07)	(0.08)	(0.08)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.66)		0.68	0.12 (6)	(0.03)	0.64	0.81
Total from investment operations	(0.67)		0.61	0.05	(0.11)	0.56	0.77
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net realized gains	(0.97)		(0.93)	—	(0.70)	(1.64)	—
Total distributions	(0.97)		(0.93)	—	(0.70)	(1.64)	—
Net asset value, end of period (000s)	$10.31		$11.95	$12.27	$12.22	$13.03	$14.11
Total return (2)	(5.18	)% (9)	4.95%	0.41%	(0.67)%	4.11%	5.77%
Net assets, end of period	$33,203		$42,837	$55,091	$81,689	$101,044	$115,015
Ratio of gross expenses to average net assets (4)(7)	2.44	% (8)	2.35%	2.31%	2.30%	2.26%	2.29%
Ratio of net expenses to average net assets (4)	2.43	% (8)	2.32%	2.26%	2.30%	2.26%	2.29%
Ratio of net investment loss to average net assets (4)(5)	(0.22	)% (8)	(0.55)%	(0.57)%	(0.66)%	(0.59)%	(0.26)%
Portfolio Turnover Rate	79	% (9)	115%	169%	84%	100%	106%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2019		July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$13.02		$13.16	$12.98	$13.66	$14.73	$13.79
Activity from investment operations:
Net investment income (1)	0.06		0.06	0.05	0.04	0.06	0.10
Net realized and unrealized gain (loss) on investments	(0.72)		0.73	0.13 (6)	(0.02)	0.66	0.84
Total from investment operations	(0.66)		0.79	0.18	0.02	0.72	0.94
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—		—	—	—	(0.08)	—
Net realized gains	(0.97)		(0.93)	—	(0.70)	(1.71)	—
Total distributions	(0.97)		(0.93)	—	(0.70)	(1.79)	—
Net asset value, end of period	$11.39		$13.02	$13.16	$12.98	$13.66	$14.73
Total return (2)	(4.67	)% (9)	6.02%	1.39%	0.35%	5.12%	6.82%
Net assets, end of period (000s)	$12,021		$10,776	$14,699	$22,872	$35,142	$43,870
Ratio of gross expenses to average net assets (4)(7)	1.44	% (8)	1.35%	1.31%	1.30%	1.26%	1.29%
Ratio of net expenses to average net assets (4)	1.43	% (8)	1.32%	1.26%	1.30%	1.26%	1.29%
Ratio of net investment income to average net assets (4)(5)	0.99	% (8)	0.44%	0.43%	0.31%	0.42%	0.72%
Portfolio Turnover Rate	79	% (9)	115%	169%	84%	100%	106%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2019		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.77		$10.70	$10.41	$11.01	$10.24	$9.39
Activity from investment operations:
Net investment income (loss) (1)	(0.00	) (3)	0.00 (3)	0.06	0.03	0.03	0.03
Net realized and unrealized gain (loss) on investments	(0.40)		1.07	0.54	(0.02)	0.79	0.82
Total from investment operations	(0.40)		1.07	0.60	0.01	0.82	0.85
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—		(0.01)	(0.17)	—	—	—
Net realized gains	(1.02)		(0.99)	(0.14)	(0.61)	(0.05)	—
Total distributions	(1.02)		(1.00)	(0.31)	(0.61)	(0.05)	—
Net asset value, end of period	$9.35		$10.77	$10.70	$10.41	$11.01	$10.24
Total return (2)	(9.88	)% (8)	10.23%	5.92%	0.42%	7.99%	9.05%
Net assets, end of period (000s)	$28,052		$39,007	$39,848	$54,137	$74,537	$80,265
Ratio of gross expenses to average net assets (4)(6)	1.57	% (7)	1.54%	1.58%	1.55%	1.54%	1.56%
Ratio of net expenses to average net assets (4)	1.57	% (7)	1.54%	1.58%	1.55%	1.54%	1.56%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.03	)% (7)	0.01%	0.56%	0.30%	0.24%	0.27%
Portfolio Turnover Rate	99	% (8)	108%	206%	169%	127%	123%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2019		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.08		$10.13	$9.87	$10.55	$9.86	$9.12
Activity from investment operations:
Net investment loss (1)	(0.03)		(0.08)	(0.02)	(0.04)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.34)		1.02	0.51	(0.03)	0.77	0.79
Total from investment operations	(0.37)		0.94	0.49	(0.07)	0.72	0.74
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—		—	(0.09)	—	—	—
Net realized gains	(1.02)		(0.99)	(0.14)	(0.61)	(0.03)	—
Total distributions	(1.02)		(0.99)	(0.23)	(0.61)	(0.03)	—
Net asset value, end of period	$8.69		$10.08	$10.13	$9.87	$10.55	$9.86
Total return (2)	(10.27	)% (8)	9.46%	5.15%	(0.34)%	7.25%	8.11%
Net assets, end of period (000s)	$37,116		$46,510	$52,682	$61,576	$69,749	$59,926
Ratio of gross expenses to average net assets (4)(6)	2.32	% (7)	2.29%	2.33%	2.30%	2.29%	2.31%
Ratio of net expenses to average net assets (4)	2.32	% (7)	2.29%	2.33%	2.30%	2.29%	2.31%
Ratio of net investment loss to average net assets (4)(5)	(0.73	)% (7)	(0.80)%	(0.21)%	(0.40)%	(0.53)%	(0.50)%
Portfolio Turnover Rate	99	% (8)	108%	206%	169%	127%	123%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2019		July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.82		$10.75	$10.46	$11.03	$10.26	$9.39
Activity from investment operations:
Net investment income (1)	0.01		0.02	0.08	0.07	0.05	0.05
Net realized and unrealized gain (loss) on investments	(0.40)		1.08	0.55	(0.03)	0.80	0.82
Total from investment operations	(0.39)		1.10	0.63	0.04	0.85	0.87
Paid-in-capital from redemption fees (5)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—		(0.04)	(0.20)	—	(0.01)	—
Net realized gains	(1.02)		(0.99)	(0.14)	(0.61)	(0.07)	—
Total distributions	(1.02)		(1.03)	(0.34)	(0.61)	(0.08)	—
Net asset value, end of period	$9.41		$10.82	$10.75	$10.46	$11.03	$10.26
Total return (2)	(9.74	)% (8)	10.47%	6.20%	0.70%	8.28%	9.26%
Net assets, end of period (000s)	$75,378		$89,990	$93,955	$115,506	$107,510	$90,604
Ratio of gross expenses to average net assets (3)(6)	1.32	% (7)	1.29%	1.33%	1.30%	1.29%	1.32%
Ratio of net expenses to average net assets (3)	1.32	% (7)	1.29%	1.33%	1.30%	1.29%	1.32%
Ratio of net investment income to average net assets (3)(4)	0.28	% (7)	0.22%	0.77%	0.64%	0.48%	0.50%
Portfolio Turnover Rate	99	% (8)	108%	206%	169%	127%	123%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year
	Ended		Ended	Ended	Year	Year	Year
	January 31, 2019		July 31,	July 31,	Ended	Ended	Ended
	(Unaudited)		2018	2017	July 31,	July 31,	July 31,
Class A Shares	(Not Consolidated)		(Not Consolidated)	(Not Consolidated)	2016	2015	2014
Net asset value, beginning of period	$7.89		$8.80	$8.89	$8.19	$7.93	$8.12
Activity from investment operations:
Net investment income (loss) (1)	0.12		0.17	0.17	0.03	0.06	(0.01)
Net realized and unrealized gain (loss) on investments	(0.24)		(0.27)	0.14	0.71	0.26	(0.18)
Total from investment operations	(0.12)		(0.10)	0.31	0.74	0.32	(0.19)
Paid-in-capital from redemption fees	—		—	—	0.00 (4)	—	0.00 (4)
Less distributions from:
Net investment income	(0.07)		(0.17)	(0.37)	(0.04)	(0.06)	—
Net realized gains	—		(0.56)	(0.03)	—	—	—
Return of capital	—		(0.08)	—	—	—	—
Total distributions	(0.07)		(0.81)	(0.40)	(0.04)	(0.06)	—
Net asset value, end of period	$7.70		$7.89	$8.80	$8.89	$8.19	$7.93
Total return (2)	(1.48	)% (8)	(1.09)%	3.39%	9.10%	4.03%	(2.34)%
Net assets, end of period (000s)	$1,751		$2,528	$9,075	$14,835	$7,954	$7,738
Ratio of gross expenses to average net assets (3)(5)	1.75	% (7)	1.58%	1.33%	1.26%	1.65%	2.44%
Ratio of net expenses to average net assets (5)	1.71	% (7)	1.54%	1.32%	1.26%	1.63%	2.44%
Ratio of net investment income (loss) to average net assets (5)(6)	2.95	% (7)	2.08%	1.87%	0.38%	0.73%	(0.17)%
Portfolio Turnover Rate	89	% (8)	279%	263%	71%	480%	800%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year
	Ended		Ended	Ended	Year	Year		Year
	January 31, 2019		July 31,	July 31,	Ended	Ended		Ended
	(Unaudited)		2018	2017	July 31,	July 31,		July 31,
Class C Shares	(Not Consolidated)		(Not Consolidated)	(Not Consolidated)	2016	2015		2014
Net asset value, beginning of period	$7.50		$8.41	$8.52	$7.89	$7.67		$7.91
Activity from investment operations:
Net investment income (loss) (1)	0.11		0.10	0.11	(0.03)	(0.00	) (4)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.25)		(0.26)	0.11	0.68	0.25		(0.15)
Total from investment operations	(0.14)		(0.16)	0.22	0.65	0.25		(0.24)
Paid-in-capital from redemption fees	—		—	—	—	—		0.00 (4)
Less distributions from:
Net investment income	(0.05)		(0.14)	(0.30)	(0.02)	(0.03)		—
Net realized gains	—		(0.56)	(0.03)	—	—		—
Return of capital	—		(0.05)	—	—	—		—
Total distributions	(0.05)		(0.75)	(0.33)	(0.02)	(0.03)		—
Net asset value, end of period	$7.31		$7.50	$8.41	$8.52	$7.89		$7.67
Total return (2)	(1.83	)% (8)	(1.81)%	2.58%	8.30%	3.22%		(3.03)%
Net assets, end of period (000s)	$1,467		$1,601	$2,514	$2,277	$1,382		$1,375
Ratio of gross expenses to average net assets (3)(5)	2.50	% (7)	2.33%	2.08%	2.01%	2.40%		3.19%
Ratio of net expenses to average net assets (5)	2.46	% (7)	2.29%	2.07%	2.01%	2.38%		3.19%
Ratio of net investment income (loss) to average net assets (5)(6)	2.20	% (7)	1.32%	1.35%	(0.34)%	(0.04)%		(1.17)%
Portfolio Turnover Rate	89	% (8)	279%	263%	71%	480%		800%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Dynamic Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year
	Ended		Ended	Ended	Year	Year	Year
	January 31, 2019		July 31,	July 31,	Ended	Ended	Ended
	(Unaudited)		2018	2017	July 31,	July 31,	July 31,
Institutional Class Shares	(Not Consolidated)		(Not Consolidated)	(Not Consolidated)	2016	2015	2014
Net asset value, beginning of period	$7.97		$8.87	$8.96	$8.25	$7.97	$8.15
Activity from investment operations:
Net investment income (1)	0.12		0.20	0.19	0.07	0.07	0.11
Net realized and unrealized gain (loss) on investments	(0.24)		(0.27)	0.14	0.69	0.28	(0.29)
Total from investment operations	(0.12)		(0.07)	0.33	0.76	0.35	(0.18)
Paid-in-capital from redemption fees	—		—	—	0.00 (3)	—	0.00 (3)
Less distributions from:
Net investment income	(0.08)		(0.18)	(0.39)	(0.05)	(0.07)	—
Net realized gains	—		(0.56)	(0.03)	—	—	—
Return of capital	—		(0.09)	—	—	—	—
Total distributions	(0.08)		(0.83)	(0.42)	(0.05)	(0.07)	—
Net asset value, end of period	$7.77		$7.97	$8.87	$8.96	$8.25	$7.97
Total return (2)	(1.47	)% (8)	(0.69)%	3.63%	9.24%	4.41%	(2.21)%
Net assets, end of period (000s)	$21,142		$26,135	$110,676	$147,039	$21,129	$14,027
Ratio of gross expenses to average net assets (4)(6)	1.50	% (7)	1.33%	1.08%	1.01%	1.40%	2.19%
Ratio of net expenses to average net assets (4)	1.46	% (7)	1.29%	1.07%	1.01%	1.38%	2.19%
Ratio of net investment income to average net assets (4)(5)	3.20	% (7)	2.40%	2.08%	0.81%	0.87%	1.36%
Portfolio Turnover Rate	89	% (8)	279%	263%	71%	480%	800%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2019		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$7.62		$7.23	$9.64	$9.12	$8.04	$8.52
Activity from investment operations:
Net investment income (loss) (1)	0.03		(0.01)	(0.07)	(0.11)	(0.21)	(0.18)
Net realized and unrealized gain (loss) on investments	(0.86)		0.58	(1.64)	0.74	1.29	(0.30)
Total from investment operations	(0.83)		0.57	(1.71)	0.63	1.08	(0.48)
Paid-in-capital from redemption fees (4)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.51)		(0.18)	(0.70)	(0.11)	—	—
Total distributions	(0.51)		(0.18)	(0.70)	(0.11)	—	—
Net asset value, end of period	$6.28		$7.62	$7.23	$9.64	$9.12	$8.04
Total return (2)	(11.06	)% (6)	7.64%	(18.10)%	5.70%	13.43%	(5.63)%
Net assets, end of period (000s)	$17,672		$25,422	$49,728	$45,618	$1,718	$4,325
Ratio of gross expenses to average net assets (3)	1.46	% (5)	1.40%	1.37%	1.40%	2.52%	2.16%
Ratio of net expenses to average net assets	1.41	% (5)	1.38%	1.37%	1.40%	2.52%	2.16%
Ratio of net investment income (loss) to average net assets	0.81	% (5)	(0.12)%	(0.88)%	(1.20)%	(2.51)%	(2.12)%
Portfolio Turnover Rate	0	% (6)	0%	801%	0%	0%	175%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2019		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$7.28		$6.92	$9.29	$8.80	$7.82	$8.36
Activity from investment operations:
Net investment income (loss) (1)	0.00	(4)	(0.06)	(0.13)	(0.19)	(0.27)	(0.24)
Net realized and unrealized gain (loss) on investments	(0.81)		0.56	(1.57)	0.74	1.25	(0.30)
Total from investment operations	(0.81)		0.50	(1.70)	0.55	0.98	(0.54)
Paid-in-capital from redemption fees (4)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.46)		(0.14)	(0.67)	(0.06)	—	—
Total distributions	(0.46)		(0.14)	(0.67)	(0.06)	—	—
Net asset value, end of period	$6.01		$7.28	$6.92	$9.29	$8.80	$7.82
Total return (2)	(11.32	)% (6)	6.92%	(18.66)%	5.57%	12.53%	(6.46)%
Net assets, end of period (000s)	$4,054		$5,607	$5,272	$5,215	$1,035	$1,242
Ratio of gross expenses to average net assets (3)	2.21	% (5)	2.15%	2.12%	2.15%	3.27%	2.91%
Ratio of net expenses to average net assets	2.16	% (5)	2.13%	2.12%	2.15%	3.27%	2.91%
Ratio of net investment income (loss) to average net assets	0.01	% (5)	(0.83)%	(1.64)%	(1.95)%	(3.26)%	(2.90)%
Portfolio Turnover Rate	0	% (6)	0%	801%	0%	0%	175%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2019		July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$7.72		$7.32	$9.74	$9.21	$8.10	$8.55
Activity from investment operations:
Net investment income (loss) (1)	0.04		0.01	(0.05)	(0.09)	(0.19)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.87)		0.59	(1.66)	0.75	1.30	(0.29)
Total from investment operations	(0.83)		0.60	(1.71)	0.66	1.11	(0.45)
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.55)		(0.20)	(0.71)	(0.13)	—	—
Total distributions	(0.55)		(0.20)	(0.71)	(0.13)	—	—
Net asset value, end of period	$6.34		$7.72	$7.32	$9.74	$9.21	$8.10
Total return (2)	(10.88	)% (6)	7.88%	(17.94)%	5.75%	13.70%	(5.26)%
Net assets, end of period (000s)	$67,094		$79,783	$67,565	$64,046	$1,159	$8,460
Ratio of gross expenses to average net assets (4)	1.21	% (5)	1.15%	1.12%	1.15%	2.27%	1.91%
Ratio of net expenses to average net assets	1.16	% (5)	1.13%	1.12%	1.15%	2.27%	1.91%
Ratio of net investment income (loss) to average net assets	1.01	% (5)	0.18%	(0.65)%	(0.95)%	(2.26)%	(1.91)%
Portfolio Turnover Rate	0	% (6)	0%	801%	0%	0%	175%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Arrow Investment Advisors, LLC.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
January 31, 2019

1.	ORGANIZATION

The Arrow DWA Balanced Fund (“ADBF”), the Arrow DWA Tactical Fund (“ADTF”), the Arrow Dynamic Income Fund (“ADIF”) and the Arrow Managed Futures Strategy Fund (“AMFSF”) (Each a “Fund” and collectively, the “Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds are diversified funds. ADTF is a fund of funds. ADBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation. ADTF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective. ADIF seeks income and long term capital appreciation with an emphasis on absolute (positive) returns, low volatility and low correlation to the equity and fixed income markets. AMFSF seeks long-term capital appreciation and to achieve absolute returns.

Each Fund was reorganized on March 1, 2012, from a series of Northern Lights Fund Trust, a Delaware statutory trust, to a series of the Trust. As a series of the Trust, each Fund is a continuation of a predecessor fund that was a series of Northern Lights Fund Trust.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Institutional Class shares are offered at net asset value. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08. Fund level income and expenses,

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within the Funds. Class specific expenses are allocated to that share class.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the proprietary index. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds (other than ETFs) are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are generally a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Arrow Investment Advisors, LLC (the “Advisor”) and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2019 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$16,412,471	$—	$—	$16,412,471
Exchange Traded Funds	44,470,617	—	—	44,470,617
Money Market Funds	2,225,560	—	—	2,225,560
U.S. Treasury Bills	—	4,458,604	—	4,458,604
Open Swap Contracts *	—	42,066	—	42,066
Total	$63,108,648	$4,500,670	$—	$67,609,318
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Long Futures Contracts *	$38,135	$—	$—	$38,135
Open Swap Contracts *	—	7,576	—	7,576
Total	$38,135	$7,576	$—	$45,711

Arrow DWA Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$125,346,397	$—	$—	$125,346,397
Money Market Fund	14,679,761	—	—	14,679,761
Total	$140,026,158	$—	$—	$140,026,158
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Long Futures Contracts *	$247,934	$—	$—	$247,934
Total	$247,934	$—	$—	$247,934

Arrow Dynamic Income Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$10,267,076	$—	$10,267,076
Exchange Traded Funds	11,478,673	—	—	11,478,673
Money Market Fund	1,989,678	—	—	1,989,678
Total	$13,468,351	$10,267,076	$—	$23,735,427
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts *	$—	$41,267	$—	$41,267
Variation Margin-Open Short Futures Contract	43,031	—	—	43,031
Total	$43,031	$41,267	$—	$84,298

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$45,443,222	$—	$—	$45,443,222
Money Market Fund	4,306,232	—	—	4,306,232
U.S. Treasury Bill	—	38,641,235	—	38,641,235
Open Swap Contracts *	—	765,163	—	765,163
Total	$49,749,454	$39,406,398	$—	$89,155,852
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts *	$—	$135,184	$—	$135,184
Total	$—	$135,184	$—	$135,184

It is the Trust’s policy to recognize transfers into or out of Level 1, Level 2, and Level 3 at the end period.

The Funds did not hold any Level 3 securities at the end of the period.

*	Derivatives instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of January 31, 2019.

See Consolidated Portfolios of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – ADWAB Fund Limited (“ADB-CFC”), ADWAT Fund Limited (“ADT-CFC”), and Arrow MFT Fund Limited (“AMFS-CFC”) – The Consolidated Portfolios of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADBF, ADTF, and AMFSF include the accounts of ADB-CFC, ADT-CFC, and AMFS-CFC, respectively, which are wholly-owned and controlled subsidiaries. ADIF’s prior years’ financial highlights were consolidated with Northern Lights SPC (AAS-CFC). All inter-company accounts and transactions have been eliminated in consolidation.

The Funds, except ADIF, may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

The CFCs utilize commodity-based derivative products to facilitate the Funds’ pursuit of their investment objectives. In accordance with their investment objectives and through its exposure to the aforementioned commodity-based derivative products, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - The Funds’ exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

Credit Risk - There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Funds. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in junk bonds. High yield fixed-income securities (also known as “junk bonds”) are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk - The Funds may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause a Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Funds.

Swap Counterparty Credit Risk - The Funds are subject to credit risk on the amount the Funds expect to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges clearinghouse, as counter party, guarantees against default.

Fixed Income Risk - When a Fund invests in fixed income securities, the value of its investments in such securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments. In addition, a Fund may invest in securities that are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

Portfolio Turnover Risk - Portfolio turnover refers to the rate at which the securities held by the Funds are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Funds return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Taxation Risk - By investing in commodities indirectly through a Subsidiary, the Funds will obtain exposure to the commodities markets within the federal tax requirements that apply to the Funds. However, because each Subsidiary is a controlled foreign corporation, any income received from the Subsidiary will be passed through to each Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Wholly-Owned Subsidiary Risk - Each Subsidiary will not be registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which each Fund and Subsidiary, respectively, are organized, could result in the inability of each Fund and/or Subsidiary to operate as described in the Prospectus and could negatively affect each Fund and their shareholders. Your cost of investing in a Fund will be higher because you indirectly bear the expenses of its Subsidiary.

A summary of the Funds’ investments in the CFCs are as follows:

		CFC Net Assets at	% of Total Net Assets at
	Inception Date of CFC	January 31, 2019	January 31, 2019
ADB-CFC	12/5/2012	$3,826,713	5.37%
ADT-CFC	12/12/2011	4,498,310	3.20%
AMFS-CFC	7/23/2010	15,568,522	17.53%

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

Dividends and Distributions to Shareholders – ADBF and ADTF intend to distribute substantially all of their net investment income at least annually and net capital gain annually. AMFSF intends to distribute substantially all of its investment income at least quarterly and net capital gain annually. ADIF intends to distribute substantially all of its investment income at least monthly and net capital gain annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2015 – July 31, 2018 or expected to be taken in the Funds’ July 31, 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities, of any.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Consolidated Statements of Operations.

Futures Contracts – Each Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, that Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Funds will not invest in any structured notes unless the Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Swap Agreements – The Funds may enter into swap agreements to manage their exposure to various risks. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index or a specific security on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR-based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/ moratorium). A Fund will become a protection seller to take on credit risk in order to earn a premium. A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Consolidated Statements of Operations. Net payments on swap

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

agreements are included as part of realized gain/loss in the Consolidated Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

Derivatives Disclosure

Fair Values of Derivative Instruments in ADBF as of January 31, 2019:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Financial Index Swap:	Unrealized appreciation on swap contracts	$42,066	Unrealized depreciation on swap contracts	$—
Commodity Index Swap:	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	7,576

Futures - Commodity contracts:	Variation margin - due to broker	656	Variation margin - due to broker	32,943

Futures - Currency contracts:	Variation margin - due to broker	52,864	Variation margin - due to broker	58,712
		$95,586		$99,231

Fair Values of Derivative Instruments in ADTF as of January 31, 2019:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value

Futures - Currency contracts:	Variation margin - due to broker	$—	Variation margin - due to broker	$247,934
		$—		$247,934

Fair Values of Derivative Instruments in ADIF as of January 31, 2019:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value

Futures - Interest contracts:	Variation margin - due to broker	$—	Variation margin - due to broker	$43,031
Credit Default Swap Contract:	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	41,267
		$—		$84,298

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

Fair Values of Derivative Instruments in AMFSF as of January 31, 2019:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value

Financial Index Swap:	Unrealized appreciation on swap contracts	$765,163	Unrealized appreciation on swap contracts	$—

Commodity Index Swap:	Unrealized depreciation on swap contracts	—	Unrealized depreciation on swap contracts	135,184
		$765,163		$135,184

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The effect of Derivative Instruments on the Consolidated Statements of Operations for the year ended January 31, 2019:

	ABDF
	Commodity	Financial	Currency
Location	Contracts	Contracts	Contracts	Total
Net realized gain/(loss) from:
Futures contracts	$(623,243)	$—	$176,766	$(446,477)
Swap contracts	(539,443)	(644,343)	—	(1,183,786)
Total net realized gain/(loss)	$(1,162,686)	$(644,343)	$176,766	$(1,630,263)

Net change in unrealized appreciation/(depreciation) of:
Futures contracts	$15,846	$—	$(14,653)	$1,193
Swap contracts	102,824	(44,814)	—	58,010
Total net change in unrealized appreciation/(depreciation)	$118,670	$(44,814)	$(14,653)	$59,203

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

ADTF

	Commodity
Location	Contracts	Total
Net realized gain from:
Futures contracts	$(7,984,653)	$(7,984,653)
Total net realized gain	$(7,984,653)	$(7,984,653)

Net change in unrealized appreciation/(depreciation) on:
Futures contracts	$1,151,651	$1,151,651
Total net change in unrealized appreciation/(depreciation)	$1,151,651	$1,151,651

	ADIF
		Interest
Location	Credit Contracts	Contracts	Total
Net realized gain/(loss) from:
Futures Contracts	$—	$4,544	$4,544
Swap Contracts	(183,296)	—	(183,296)
Total net realized gain/(loss)	$(183,296)	$4,544	$(178,752)

Net change in unrealized appreciation/(depreciation) of:
Futures Contracts	$—	$(21,843)	$(21,843)
Swap Contracts	(85,031)	—	(85,031)
Total net change in unrealized appreciation/(depreciation)	$(85,031)	$(21,843)	$(106,874)

	AMFSF

	Commodity	Financial
Location	Contracts	Contracts	Total
Net realized gain from:
Swap Contracts	$(3,639,306)	$(9,108,887)	$(12,748,193)
Total net realized gain	$(3,639,306)	$(9,108,887)	$(12,748,193)

Net change in unrealized appreciation/(depreciation) of:
Swap Contracts	$1,225,371	$(214,521)	$1,010,850
Total net change in unrealized appreciation/(depreciation)	$1,225,371	$(214,521)	$1,010,850

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

Credit Facility – The Funds have collectively entered into a $15 million secured Revolving Credit Agreement (the “Agreement”) with MUFG Union Bank, National Association. Under the terms of the Agreement, each Fund may not exceed the limit on borrowing money set forth in the Registration Statement of that Fund and the borrowing will be used only for temporary or emergency purposes including the financing of redemptions. Interest is charged to each Fund based on the prevailing market rates in effect at the time of the borrowing. The Funds will collateralize the borrowings with certain securities the Funds hold at the time of borrowing.

During the six months ended January 31, 2019, the Funds did not incur any interest expense (including origination fees) related to the borrowings. At January 31, 2019, there were no outstanding borrowings.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability in the Consolidated Statements of Assets and Liabilities equal to the unrealized appreciation or depreciation for futures and swaps contracts. During the six months ended January 31, 2019, each Fund is subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at January 31, 2019.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Statements of Assets	Presented in the Statements	Financial	Cash Collateral
	Recognized Assets	& Liabilities	of Assets & Liabilities	Instruments	Received/(Pledged)	Net Amount
ADBF
Swap Contracts -Societe Generale	$42,066	$—	$42,066	$—	$—	$42,066
Future Contracts - Goldman Sachs	53,520	(53,520)	—	—	—	—
Total	$95,586	$(53,520)	$42,066	$—	$—	$42,066

AMFSF
Swaps Contracts - Societe Generale	$765,163	$—	$765,163	$—	$—	$765,163
Total	$765,163	$—	$765,163	$—	$—	$765,163

				Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Statements of Assets	Presented in the Statements	Financial	Cash Collateral
Description	Recognized Liabilities	& Liabilities	of Assets & Liabilities	Instruments	Pledged	Net Amount
ADBF
Swap Contracts-Societe Generale	$7,576	$—	$7,576	$7,576	$—	$—
Futures Contracts - Goldman Sachs	91,655	53,520	38,135	—	38,135	—
Total	$99,231	$53,520	$45,711	$7,576	$38,135	$—

ADTF
Futures Contracts - Goldman Sachs	$247,934	$—	$247,934	$—	$247,934	$—
Total	$247,934	$—	$247,934	$—	$247,934	$—

ADIF
Swaps Contracts -Goldman Sachs	$41,267	$—	$41,267	$—	$—	$—
Futures Contract - Goldman Sachs	43,031	—	43,031	—	43,031	—
Total	$84,298	$—	$84,298	$—	$43,031	$—

AMFSF
Swap Contracts - Societe Generale	$135,184	$—	$135,184	$135,184	$—	$—
Total	$135,184	$—	$135,184	$135,184	$—	$—

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

4.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2019, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
ADBF	$55,203,838	$70,324,860
ADTF	132,590,036	140,448,241
ADIF	22,709,151	29,489,952
AMFSF	—	9,794,388

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor.

Pursuant to an advisory agreement with the Trust, with respect to each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of ADBF and ADTF average daily net assets, 0.75% of ADIF average daily net assets, and 0.85% of AMFSF average daily net assets.

Pursuant to an exemptive order, ADBF, ADTF, ADIF and AMFSF each invested a portion of their assets in the other Arrow Funds. ADBF invested in AMFSF, Arrow DWA Country Rotation ETF (DWCR) and Arrow Reserve Capital Management ETF (ARCM). ADTF, ADIF and AMFSF each invested in the ARCM. The Advisor has agreed to waive 0.70% of its advisory fee on the portion of ADBF’s assets that are invested in the AMFS Fund. The Advisor has agreed to waive 0.05% of its advisory fee on the portion of ADBF’s assets that are invested in the DWCR. The Advisor has agreed to waive 0.10% of its advisory fee on the portion of ADBF, ADTF, ADIF and AMFSF’s assets that are invested in the ARCM. For the six months ended January 31, 2019, the Advisor waived $4,929, $269, $5,548 and $21,989, in ADBF, ADTF, ADIF and AMFSF, respectively, pursuant to its agreement.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Archer Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of the Advisor. For the six months ended January 31, 2019, the Distributor received $169,052, of which $25,808 was retained in commissions.

Gemini Fund Services, LLC (“GFS”) – GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	REDEMPTION FEES

The Funds, except for ADIF, may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended January 31, 2019, ADBF, ADTF, ADIF and AMFSF assessed $49, $282, $0, and $1,037 respectively, in redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

ADTF, ADIF and AMFSF currently invest a portion of their assets in the Arrow Reserve Capital Management ETF (“ARCM”), a Fund advised by the same Advisor. ARCM is registered under the 1940 Act, as an open-end management investment company. ARCM’s investment objective seeks to preserve capital while maximizing current income. ARCM’s securities valuation policies are similar to the Funds’ policies. Each Fund may sell or redeem their investment in ARCM at any time if the Advisor determines that it is in the best interest of each Fund and its shareholders to do so. Each Fund’s performance will be directly affected by the performance of ARCM. The financial statements of ARCM, including the portfolio of investments, can be found at ARCM’s website, www.arrowfunds.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of January 31, 2019, ADTF owns 0.2%, ADIF owns 13.3% and AMFSF owns 81.0% of ARCM. As of January 31, 2019, the percentage of ADTF, ADIF and AMFSF’s net assets invested in ARCM was 0.1%, 30.7% and 51.2%, respectively.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

ADBF currently invests a portion of its assets in the Arrow DWA Country Rotation ETF (DWCR), a fund advised by the same Advisor. DWCR is registered under the 1940 Act, as an open-end management investment company. DWCR’s investment objective seeks long-term capital appreciation by tracking the investment results of the Dorsey Wright Country and Stock Momentum Index. DWCR’s securities valuation policies are similar to ADBF’s policies. ADBF may sell or redeem its investment in DWCR at any time if the Advisor determines that it is in the best interest of ADBF and its shareholders to do so. The performance of ADBF will be directly affected by the performance of DWCR. The financial statements of DWCR, including the portfolio of investments, can be found at DWCR’s website, www.arrowfunds.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the ADBF financial statements. As of January 31, 2019, ADBF owns 84.8% of DWCR. As of January 31, 2019, the percentage of ADBF’s net assets invested in DWCR was 19.3%.

ADBF currently invests a portion of its assets in the Arrow DOGS of the World ETF (DOGS), a fund advised by the same Advisor. DOGS is registered under the 1940 Act, as an open-end management investment company. DOGS’s investment objective seeks long-term capital appreciation by tracking the investment results of the AI Dogs of the World ex US Total Return Index (the “Index”). DOGS’s securities valuation policies are similar to ADBF’s policies. ADBF may sell or redeem its investment in DOGS at any time if the Advisor determines that it is in the best interest of ADBF and its shareholders to do so. The performance of ADBF will be directly affected by the performance of DOGS. The financial statements of DOGS, including the portfolio of investments, can be found at DOGS website, www.arrowfunds.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the ADBF financial statements. As of January 31, 2019, ADBF owns 54.5% of DOGS. As of January 31, 2019, the percentage of ADBF’s net assets invested in DOGS was 4.0%.

ADBF currently invests a portion of its assets in the Arrow QVM Equity Factor ETF (QVM), a fund advised by the same Advisor. QVM is registered under the 1940 Act, as an open-end management investment company. QVM’s investment objective seeks to replicate the investment results that generally correspond, before fees and expenses, to the price and yield performance of the AI Quality Value Momentum Index. QVM’s securities valuation policies are similar to ADBF’s policies. ADBF may sell or redeem its investment in QVM at any time if the Advisor determines that it is in the best interest of ADBF and its shareholders to do so. The performance of ADBF will be directly affected by the performance of QVM. The financial statements of QVM, including the portfolio of investments, can be found at DWCR’s website, www.arrowfunds.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the ADBF financial statements. As of January 31, 2019, ADBF owns 22.5% of QVM. As of January 31, 2019, the percentage of ADBF’s net assets invested in QVM was 1.7%.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common control. Companies which are affiliates of a Fund at January 31, 2019 are noted in the Funds’ Consolidated Portfolios of Investments. Transactions during the six months ended January 31, 2019 with companies which are affiliates are as follows:

		Value -				Dividends		Unrealized	Shares -
		Beginning of		Sales	Realized	Credited	Value - End	Appreciation/	End of
Cusip	Description	Period	Purchases	Proceeds	Gain/Loss	to Income	of Period	(Depreciation)	Period
042765776	Arrow Reserve Capital Management ETF	$3,006,000	$3,008,400	$(6,009,030)	$(24,408)	$34,158	$—	$(5,370)	—
042765685	Arrow DWA Country Rotation ETF	17,992,400	—	(3,024,567)	(381,736)	272,435	13,724,100	(861,996)	510,000
042765693	Arrow Dogs of the World ETF	—	2,710,610	—	—	—	2,826,939	116,329	54,497
042765784	Arrow QVM Equity Factor ETF	—	1,127,677	—	—	15,453	1,186,929	59,252	45,000
		$20,998,400	$6,846,687	$(9,033,597)	$(406,144)	$322,046	$17,737,968	$(691,785)

		ADTF
								Net Change in
		Value -				Dividends		Unrealized	Shares -
		Beginning of		Sales	Realized	Credited	Value - End	Appreciation/	End of
Cusip	Description	Period	Purchases	Proceeds	Gain/ Loss	to Income	of Period	(Depreciation)	Period
042765776	Arrow Reserve Capital Management ETF	$140,280	$—	$—	$—	$1,595	$140,161	$(119)	1,400

		ADIF
								Net Change in
		Value -				Dividends		Unrealized	Shares -
		Beginning of		Sales	Realized	Credited	Value - End	Appreciation/	End of
Cusip	Description	Period	Purchases	Proceeds	Loss	to Income	of Period	(Depreciation)	Period
042765776	Arrow Reserve Capital Management ETF	$13,514,653	$—	$(6,017,299)	$(6,712)	$126,285	$7,475,264	$(15,378)	74,667

		AMFSF
								Net Change in
		Value -				Dividends		Unrealized	Shares -
		Beginning of		Sales	Realized	Credited	Value - End	Appreciation/	End of
Cusip	Description	Period	Purchases	Proceeds	Gain/ Loss	to Income	of Period	(Depreciation)	Period
042765776	Arrow Reserve Capital Management ETF	$55,301,404	$—	$(9,794,388)	$(27,572)	$597,181	$45,443,222	$(36,222)	453,910

Cross trades for the six months ended January 31, 2019 were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act (the “17a-7 Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust. The Board determines no less frequently than quarterly that such transactions were effected in compliance with the 17a-7 Procedures.

For the six months ended January 31, 2019, pursuant to these 17a-7 Procedures, there were no cross trade transactions for any Fund.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended July 31, 2018 and July 31, 2017 was as follows:

For the Year Ended July 31, 2018:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
ADBF	$—	$7,624,669	$—	$7,624,669
ADTF	12,976,177	3,892,456	—	16,868,633
ADIF	3,698,230	197,221	410,152	4,305,603
AMFSF	3,325,067	—	—	3,325,067

For the Year Ended July 31, 2017:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
ADBF	$—	$—	$—	$—
ADTF	5,900,666	—	—	5,900,666
ADIF	7,186,104	541,248	—	7,727,352
AMFSF	8,725,462	—	—	8,725,462

As of July 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
ADBF	$1,452,454	$5,363,602	$—	$—	$(105,064)	$5,974,103	$12,685,095
ADTF	2,037,594	4,599,792	—	—	(2,049,471)	18,331,004	22,918,919
ADIF	—	—	—	—	—	(301,231)	(301,231)
AMFSF	8,681,503	—	(351,502)	(598,223)	(6,049,085)	2,678	1,685,371

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to adjustments for the Funds’ wholly owned subsidiaries, C-Corporation return of capital distributions, the tax deferral of losses on wash sales, and mark-to-market on open futures and swap contracts. The unrealized appreciation in the table above includes tax unrealized depreciation of the subsidiary of $(53,469).

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

Post October
Losses
ADBF	$—
ADTF	—
ADIF	—
AMFSF	351,502

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. At July 31, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total	Expiration
AMFSF	$123,374	$—	$123,374	July 31, 2019
	339,805	135,044	474,849	No expiration
	463,179	135,044	598,223

Permanent book and tax differences, primarily attributable to the differing book/ tax treatment of net operating losses and short-term capital gains, adjustments for the Funds’ wholly owned subsidiaries, C-Corporation return of capital distributions, real estate investment trusts, swap gains and losses, equalization debits, and the reclassification of the Funds distributions, resulted in reclassifications for the year ended July 31, 2018 as follows:

	Paid	Accumulated	Accumulated
	In	Net Investment	Net Realized
	Capital	Income (Loss)	Gains (Loss)
ADBF	$(5,071,820)	$1,336,660	$3,735,160
ADTF	(1,792,896)	1,588,180	204,716
ADIF	2,193,380	919,988	(3,113,368)
AMFSF	(35,427,427)	7,882,724	27,544,703

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

10.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
ADBF	$65,947,221	$3,379,690	$(1,668,837)	$1,710,853
ADTF	139,677,428	1,630,326	(1,281,596)	348,730
ADIF	24,542,749	214,660	(1,021,982)	(807,322)
AMFSF	88,416,799	6,006	(32,116)	(26,110)

11.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adapted with these financial statements.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2019

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Compliance Services, LLC (“NLCS”)(collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2019

Renewal of the Investment Advisory Agreement between AIT and Arrow Investment Advisors, LLC

At an in person meeting held September 28, 2018, the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investments Trust (the “Trust”), and Arrow Investment Advisors, LLC (the “Adviser”) with respect to the Arrow DWA Balanced Fund (the “Balanced Fund”), the Arrow DWA Tactical Fund (the “Tactical Fund”), the Arrow Managed Futures Strategy Fund (the “Managed Futures Fund”) and the Arrow Dynamic Income Fund (the “Income Fund” and collectively, the “AIT Funds”).

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services provided by the Adviser to the AIT Funds. During deliberations, they noted that there continued to be strong communication between the Adviser and the Board. It was also noted that there were no material compliance issues since the last renewal, and that the Adviser continued to expand and nurture relationships with registered investment advisers and broker dealers to benefit shareholders. The Board noted that the Adviser reported no litigation or administrative actions during the last 12 months. The Board discussed the Adviser’s unique qualifications with quantitative investment strategies, and the Adviser’s ongoing research focused on the efficiency of executing the strategies. The Board agreed that, through participation in meetings, they have access and a good working relationship with senior management of the Adviser. They indicated their belief that the Adviser personnel had deep experience on both the business and compliance side of the business, and the portfolio management team had progressed due to the increase in communication of all parties involved. It was the consensus of the Board that they were satisfied with the nature, extent and quality of the services provided to the AIT Funds under the advisory agreement.

Fees and Expenses. The Board reviewed information regarding the advisory fees charged by the Adviser relative to comparative fees charged by advisers to a peer group of funds. With respect to the Balanced Fund, they noted the management fee of 1.00% was reasonably in line with the peer group average of 0.98%, and that the Fund’s expense ratio of 1.58% was above the Morningstar categories but in line with, or lower than, the peers with comparable assets. As to Tactical Fund, the Board noted the management fee of 1.00% was slightly above the average with the 0.98% average fee of the peer group, and that the Fund’s expense ratio of 1.60% was slightly higher than the Morningstar category. With respect to the Managed Futures Fund, they noted the Fund’s 0.85% advisory fee was significantly below both the peer group and Morningstar category averages of 1.41% and 1.42%, respectively, and that the Fund’s expense ratio of 1.14% was also well below both. As to Income Fund, the Board noted that the management fee of 0.75% was below the average for the peer group, and that the Fund’s expense ratio of 1.26% was lower than the peer group. The Boardconcluded that the advisory fees were reasonable.

Performance. The Board considered the Adviser’s past performance, as well as other factors relating to the Adviser’s track record with respect to the AIT Funds.

The Board noted that the Balanced Fund outperformed its peer group average over the last 12 months, 3 year, 5 year and 10 year periods. They considered that, given the Fund’s tactical

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2019

approach, a comparison to the Morningstar Tactical Allocation category was particularly instructive. They noted the Fund’s long-term (10 year and since inception) outperformance relative to the category.

With respect to the Tactical Fund, the Board noted the Fund outperformed the Morningstar Tactical Allocation category for the year-to-date, 3-, 5- and 10-year periods. They noted the Fund’s concentrated portfolio contributed to its outperformance in the short-term. They further noted the Fund had been rated 4-stars by Morningstar.

With respect to the Managed Futures Fund, the Board noted that the Fund had continued to underperform the Barclays BTOP50 Index and underperform the Morningstar Managed Futures category for the since inception period. They noted the impact of challenging market conditions on the Fund and considered the Adviser’s shift in strategy in 2015, which appeared to have resulted in improved performance.

With respect to the Income Fund, the Board noted the Fund outperformed the Morningstar non-traditional bond category for the year-to-date, 3- and 5-year periods, and underperformed for the since inception period. The noted performance trailed the peers over the one year period, but compared well over longer periods.

The Board concluded that the performance of each AIT Fund was acceptable.

Economies of Scale. The Board considered whether the Adviser has realized or will realize economies of scale with respect to the management of the AIT Funds. They reviewed the Adviser’s projections for asset growth for each AIT Fund over the next 12 months, and discussed the expense limitation agreements currently in place. The Board agreed that the absence of breakpoints with respect to each AIT Fund was reasonable and acceptable at this time.

Profitability. The Board considered the expenses of the Adviser, and estimated profits realized by the Adviser in connection with the operation of each AIT Fund and whether the amount of profit was a fair entrepreneurial profit with respect to the advisory services provided to the AIT Funds. The Board reviewed the profitability analysis provided by the Adviser noting that it realized a profit in connection with its relationship with each of the AIT Funds. They considered the amount of profit, both in terms of actual dollars and as a percentage of revenue. The Board considered that the Adviser had invested significant entrepreneurial capital in the development of the Funds. They further considered the investment of time, skill and personnel necessary to manage a mutual fund, and discussed the business risks assumed by the Adviser. The Board concluded that excessive profitability was not a concern at this time.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of Counsel, the Board concluded that the fee structure was reasonable and that renewal of the advisory agreement was in the best interests of the shareholders of the AIT Funds.

The Arrow Funds
EXPENSE EXAMPLES (Unaudited)
January 31, 2019

As a shareholder of the Arrow DWA Balanced Fund, the Arrow DWA Tactical Fund, the Arrow Dynamic Income Fund, or the Arrow Managed Futures Strategy Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 through January 31, 2019.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Expense Ratio
	Value	Value	During Period*	During Period**
Actual	8/1/18	1/31/19	8/1/18 – 1/31/19	8/1/18 – 1/31/19
DWA Balanced Class A	$1,000.00	$952.70	$8.27	1.68%
DWA Balanced Class C	1,000.00	948.20	11.92	2.43
DWA Balanced Institutional Class	1,000.00	953.30	7.04	1.43
DWA Tactical Class A	1,000.00	901.20	7.50	1.57
DWA Tactical Class C	1,000.00	897.30	11.08	2.32
DWA Tactical Institutional Class	1,000.00	902.60	6.32	1.32
Dynamic Income Class A	1,000.00	983.90	8.55	1.71
Dynamic Income Class C	1,000.00	980.40	12.28	2.46
Dynamic Income Institutional Class	1,000.00	984.10	7.30	1.46
Managed Futures Strategy Class A	1,000.00	889.40	6.71	1.41
Managed Futures Strategy Class C	1,000.00	886.80	10.27	2.16
Managed Futures Strategy Institutional Class	1,000.00	891.20	5.53	1.16

The Arrow Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
January 31, 2019

	Beginning
	Account	Ending	Expenses Paid	Expense Ratio
Hypothetical	Value	Account Value	During Period*	During Period**
(5% return before expenses)	8/1/18	1/31/19	8/1/18 – 1/31/19	8/1/18 – 1/31/19
DWA Balanced Class A	$1,000.00	$1,016.74	$ 8.54	1.68%
DWA Balanced Class C	1,000.00	1,012.96	12.32	2.43
DWA Balanced Institutional Class	1,000.00	1,018.00	7.32	1.43
DWA Tactical Class A	1,000.00	1,017.32	7.96	1.57
DWA Tactical Class C	1,000.00	1,013.52	11.76	2.32
DWA Tactical Institutional Class	1,000.00	1,018.56	6.71	1.32
Dynamic Income Class A	1,000.00	1,016.59	8.69	1.71
Dynamic Income Class C	1.000.00	1,012.80	12.48	2.46
Dynamic Income Institutional Class	1,000.00	1,017.85	7.43	1.46
Managed Futures Strategy Class A	1,000.00	1,018.10	7.17	1.41
Managed Futures Strategy Class C	1,000.00	1,014.32	10.97	2.16
Managed Futures Strategy Institutional Class	1,000.00	1,019.36	5.90	1.16

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized.

PRIVACY NOTICE

Arrow Investments Trust

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/10/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/10/19

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/ Treasurer

Date 4/10/19